    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 15, 2000

                                                      1933 Act File No. 33-15867
                                                      1940 Act File No. 811-4273

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 20

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] Amendment No. 20

                        (Check appropriate box or boxes)

BERGER OMNI INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado     80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 329-0200
                                                    ----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
             ----
                  on (date) pursuant to paragraph (b)
             ----
              XX  60 days after filing pursuant to paragraph (a)(1)
             ----
                  on (date) pursuant to paragraph (a)(1)
             ----
                  75 days after filing pursuant to paragraph (a)(2)
             ----
                  on (date) pursuant to paragraph (a)(2) of Rule 485
             ----

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest of the
                                      ------------------------------------------
Berger Small Cap Value Fund - Investor Shares and the Berger Small Cap Value
--------------------------------------------------------------------------------
Fund - Institutional Shares
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE


     This amendment to the Registration Statement of Berger Omni Investment Trust contains the following:

Two Prospectuses:

     One for the Berger Small Cap Value Fund - Investor Shares

     One for the Berger Small Cap Value Fund -- Institutional Shares

Two Statements of Additional Information:

     One for the Berger Small Cap Value Fund - Investor Shares

     One for the Berger Small Cap Value Fund -- Institutional Shares

One Part C

                          BERGER SMALL CAP VALUE FUND -- INVESTOR SHARES

                          Prospectus

                          January 29, 2001

                          [BERGER FUNDS LOGO]



Due to Small Cap Value Fund's current size relative to the range of suitable investments available to the Fund, the Fund has discontinued public sale of its shares to new investors. Shareholders who have open Fund accounts may make additional investments and reinvest dividends and capital gains distributions. Under certain circumstances, current shareholders may also open additional accounts. If a Fund account is closed, however, additional investments in the Fund may not be possible.


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

                          BERGER SMALL CAP VALUE FUND

     Due to the Fund's size relative to the range of suitable investments available to the Fund, the Trustees have decided to restrict the Fund's growth. Therefore, the Berger Small Cap Value Fund (the "Fund") was closed to new investors on March 31, 2000. You may continue to purchase Investor Shares or Institutional Shares in the Fund if:


o You are an existing shareholder in the Fund as of the closing date and you:

     o Add to your account through the purchase of additional Fund shares.


     o Add to your account through the reinvestment of dividends and cash distributions from any shares owned in the Fund;

o You are a discretionary investment advisor that invests through existing accounts in the Fund or at a financial intermediary; or


o You are a participant of a qualified defined contribution retirement plan (for example, 401(k) plans, profit sharing plans and money purchase plans), 403(b) plans and 457 plans that invest through existing accounts in the Fund or at a financial intermediary.


     If you redeem or exchange all your remaining Fund shares you will not be permitted to buy back into the Fund so long as the Fund remains closed to new investors. If your Fund account drops below the applicable minimum balance, all your remaining shares will be subject to involuntary redemption by the Fund as described in the Prospectus.

     The Fund may resume sales to new investors at some future date if the Trustees of the Fund determine that it is in the best interests of the Fund and its shareholders.





BERGER FUNDS and BERGER SMALL CAP VALUE FUND are registered service marks of Berger LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger LLC; other marks referred to herein are the trademarks, service marks, registered trademarks or registered service marks of the respective owners thereof.

CONTENTS
--------------------------------------------------------------------------------

BERGER FUNDS(R) are a no-load family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Investor Shares of the Berger Small Cap Value Fund, which shares are available to the general public. The following section describes the Berger Small Cap Value Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.


BERGER SMALL CAP VALUE FUND(R) -- INVESTOR SHARES ...........................    4

The Fund's Goal and Principal - Investment Strategies .......................    4

Principal Risks .............................................................    4

The Fund's Past Performance .................................................    5

Fund Expenses ...............................................................    6

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ......................    7

Risk and Investment Table ...................................................    7

Risk and Investment Glossary ................................................    9

BUYING SHARES ...............................................................   12

SELLING (REDEEMING) SHARES ..................................................   14

INFORMATION ABOUT YOUR ACCOUNT ..............................................   15

Exchanging Shares ...........................................................   15

Signature Guarantees/Special Documentation ..................................   16

Your Share Price ............................................................   16

OTHER INFORMATION ABOUT YOUR ACCOUNT ........................................   17

Distributions and Taxes .....................................................   19

Tax-Sheltered Retirement Plans ..............................................   20

ORGANIZATION OF THE FUND ....................................................   21

Investment Managers .........................................................   21

12b-1 Arrangements ..........................................................   22

Special Fund Structure ......................................................   22

FINANCIAL HIGHLIGHTS FOR THE FUND ...........................................   23




  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

4


BERGER SMALL CAP VALUE FUND -- INVESTOR SHARES            Ticker Symbol    BSCVX
--------------------------------------------------------------------------------

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.

The Fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The Fund's investment manager generally looks for companies with:

o A low price relative to their assets, earnings, cash flow or business franchise

o    Products and services that give them a competitive advantage

o    Quality balance sheets and strong management.

The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index (Russell 2000). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.


The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.


Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance for the ten-year period through December 31, 2000. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.

                  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)

                                    [CHART]



                               1991           24.97%
                               1992           19.61%
                               1993           16.27%
                               1994            6.70%
                               1995           26.06%
                               1996           25.60%
                               1997           36.51%
                               1998            1.43%
                               1999           14.31%
                               2000



                                BEST QUARTER:    %

                                WORST QUARTER:   %

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Russell 2000. While the Fund does not seek to match the returns of the Russell 2000, this index is a good indicator of small company stock market performance. You may not invest in the Russell 2000, and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2000(1)


                            1 Year       5 Years     10 Years
--------------------------------------------------------------------------------
The Fund                       %            %            %
Russell 2000                   %            %            %
--------------------------------------------------------------------------------



1. Returns for periods before February 14, 1997, do not include the .25% 12b-1 fee which has been paid by the Investor Shares class since the Fund adopted share classes on that date. This would have reduced the Fund's return.



  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

6

BERGER SMALL CAP VALUE
FUND -- INVESTOR SHARES
--------------------------------------------------------------------------------

FUND EXPENSES


As a shareholder in the Fund, you do not pay any sales loads, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                              %
--------------------------------------------------------------------------------
Management fee                                                               .81
Distribution (12b-1) fee                                                     .25
Other expenses                                                               .13
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                        1.19
Waiver(1)                                                                   (.06)
--------------------------------------------------------------------------------
Net Expenses                                                                1.13
--------------------------------------------------------------------------------



1. Pursuant to a written agreement and effective March 31, 2000, the Fund's Adviser waives a portion of the 12b-1 fee by the amount such fee is not used in connection with the distribution or servicing of the Investor Shares of the Fund during any period in which the Fund remains closed to new investors. The waiver shown reflects an amount as if the waiver had been effect for the previous fiscal year.

UNDERSTANDING EXPENSES


Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, SO THIS EXAMPLE SHOULD BE USED FOR COMPARISON ONLY. BASED ON THESE ASSUMPTIONS YOUR COSTS AT THE END OF EACH PERIOD WOULD BE:

BERGER SMALL CAP VALUE FUND - INVESTOR SHARES


Years                                                                          $
--------------------------------------------------------------------------------
One
Three
Five
Ten
--------------------------------------------------------------------------------



Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

BERGER SMALL CAP VALUE FUND

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS
--------------------------------------------------------------------------------


RISK AND INVESTMENT TABLE


                                                              BERGER
                                                             SMALL CAP
                                                             VALUE FUND
--------------------------------------------------------------------------------
DIVERSIFICATION                                                  F

SMALL COMPANY SECURITIES                                         Y
Market, liquidity and information risk

SECTOR FOCUS                                                     Y
Market and liquidity risk

FOREIGN SECURITIES                                               <
Market, currency, transaction, liquidity, information
  and political risk

CONVERTIBLE SECURITIES(1)                                        <
Market, interest rate, prepayment and credit risk

INVESTMENT GRADE BONDS (NONCONVERTIBLE)                          <
Interest rate, market, call and credit risk

COMPANIES WITH LIMITED OPERATING HISTORIES                      5F
Market, liquidity and information risk

ILLIQUID SECURITIES                                            10F
Market, liquidity and transaction risk

INITIAL PUBLIC OFFERINGS (IPOS)                                  <
Market, liquidity and information risk

SPECIAL SITUATIONS                                               Y
Market and information risk

TEMPORARY DEFENSIVE MEASURES                                     <
Opportunity risk

BORROWING                                                       5F
Leverage risk

HEDGING STRATEGIES

OPTIONS(2) (EXCHANGE-TRADED AND OVER-THE-COUNTER)              [ ]
Hedging, credit, correlation and leverage risk

WRITING (SELLING) COVERED CALL OPTIONS(2)                  [ ] [ ]
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk
--------------------------------------------------------------------------------



  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

8

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------

BEFORE YOU INVEST...


in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.


Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the opposite page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows this page. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the columns under the name of the Fund. The boxes will tell you:


Y Yes, the security or technique is permitted by a Fund and is emphasized by the Fund.

< (Note: Character is a hollow Y) Yes, the security or technique is permitted by the Fund.

F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of total assets.

[ ] (Note: Character is a hollow 5) Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.

[ ][ ] (Note: Character is a hollow 10) Use of a security or technique is permitted, but subject to a restriction of up to 10% of net assets.


NOTES TO TABLE

1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the sub-advisor considers to be below investment grade.

2. The Fund may use options only for hedging. Not more than 5% of the Fund's net assets may be used for premiums for options, although the Fund may have more at risk under these contracts than the premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


RISK AND INVESTMENT GLOSSARY

Borrowing refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only.


Call risk is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.


Common stock is a share of ownership (equity) interest in a company.

Companies with limited operating histories are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.


Convertible securities are debt or equity securities that may be converted on specified terms into stock of the issuer.


Correlation risk occurs when the Fund "hedges"--uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

Credit risk means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

Diversification means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

Foreign securities are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

Hedging risk comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")


Illiquid securities are securities that by their nature cannot be sold readily. The Fund will not invest more than 10% of its net assets in these securities.




  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

10

INVESTMENT TECHNIQUES,
SECURITIES AND ASSOCIATED
RISKS (CONTINUED)
--------------------------------------------------------------------------------

Information risk means that information about a security or issuer might not be available, complete, accurate or comparable.


Initial public offering (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.


Interest rate risk is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.


Investment-grade bonds are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.


Leverage risk occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

Liquidity risk occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market capitalization is the total current market value of a company's outstanding common stock.


Market risk exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.


Opportunity risk means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

Options are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.


Political risk comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.




Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


Prepayment risk is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

Sector focus occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

Small company securities are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.


Special situations are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

Temporary defensive measures may be taken when the Fund's investment manager believes they are warranted because of market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis.

Transaction risk means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. This risk may be minimized through an analysis and continuous monitoring, by the Funds' primary custodian, of the custodial risks of using the depository.

Writing (selling) covered call options is the selling of a contract to another party, which gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").




  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

12


BUYING SHARES
--------------------------------------------------------------------------------

MINIMUMS
--------------------------------------------------------------------------------
Minimum Initial Investments:
   Regular investment                                                     $2,000
   Low Minimum Investment Plan                                            $  100
Minimum Subsequent Investments:
   Regular investment                                                     $   50
   Regular automatic investment                                           $   50
   Low Minimum Investment Plan (Regular monthly automatic investments)    $  100
--------------------------------------------------------------------------------


Send new account applications to

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

OR for overnight, certified or registered mail only

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105


Although the Fund has discontinued public sale to new investors, shareholders who have open Fund accounts may continue to purchase shares and reinvest dividends and capital gains. Once a Fund account is closed and subject to redemption by the Fund under certain circumstances described in "Redemption by the Fund of Certain Accounts."



BY MAIL

o   Read this prospectus.

o   Fill out the application if you are opening a new account.

o   Make out a check to Berger Funds for the amount you want to invest.

o   Send the application and check to the Berger Funds in the envelope provided.

o To add to an existing account, be sure to include your account number on your check and mail it to the appropriate address above.

BY TELEPHONE

o If you already have a Berger Funds account, you may purchase additional shares by telephone order.

o You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check.


o Call (800) 551-5849 for current wire or electronic funds transfer instructions.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

                                                                              13
BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


BY ONLINE ACCESS


o If you have established a Berger Funds account with electronic funds transfer privileges, you may purchase additional shares via online access.

o  You will find us online at bergerfunds.com.

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis for a regular minimum or Low Minimum Investment Plan account, fill out the Systematic Investment Plan section of the application. Investments are transferred automatically from your bank account.

o The Low Minimum Investment Plan is designed for investors who would like to begin a regular investment program but are reluctant to commit to higher lump sum initial investments. In order to qualify for the Low Minimum Investment Plan, an investor MUST commit to automatic monthly investments totaling no less than $100 per month per account. Automatic monthly investments must be made until the value of each account opened under the Plan is at least $2,000 or the account will be assessed an annual charge.


All shareholders are automatically granted telephone and online transaction privileges unless they decline them explicitly in writing, either on the account application or by writing to the Berger Funds at the address above.


You may give up some level of security by choosing to buy and sell shares by telephone or online rather than by mail. In times of extreme economic or market conditions, transactions by telephone or online may be difficult.


IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

o  Your check must be made payable to Berger Funds.

o You may not purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

o Telephone and online purchase orders may not exceed $100,000 on the date the order is placed. Shares previously bought by telephone or online access are included in calculating account size only if payment has been received for those shares.


o Orders not paid for on time will be canceled, and shares will be redeemed from your account to compensate for any decline in price of the shares canceled.

Berger Funds reserve the right to reject any order and to waive or reduce minimums, or increase minimums following notice.




  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

14

SELLING (REDEEMING)
SHARES
--------------------------------------------------------------------------------


The Fund is closed to new investors and if a total redemption of your account is made, additional investments in the Fund may not be possible.


BY MAIL

o Send a written request indicating your account number and the dollar amount or number of shares you are redeeming to the appropriate address shown under "Buying Shares."

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o  Call (800) 551-5849.

BY ONLINE ACCESS

o  You will find us online at bergerfunds.com.

   For limitations on telephone and online redemptions see "Signature Guarantees/Special Documentation" below.

   Telephone and online redemptions are not available for shares held in retirement accounts sponsored by the Fund.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

o A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

o  Call (800) 551-5849 for more information and forms.

IMPORTANT NOTES ABOUT PAYMENT FOR YOUR REDEEMED SHARES


o Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.


o You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees/Special Documentation" below.)

o Wire and electronic funds transfers are subject to a $1,000 minimum and $100,000 maximum.

o You will be charged $10 if you request a wire transfer. There is no charge for an electronic funds transfer.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

BERGER SMALL CAP VALUE FUND

INFORMATION ABOUT YOUR
ACCOUNT
--------------------------------------------------------------------------------

o A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.

o Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

EXCHANGING SHARES

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for shares in the Cash Account Trust Portfolios (the CAT Portfolios). The CAT Portfolios are three separately managed, unaffiliated money market funds: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger LLC. Berger LLC is compensated for administrative services it performs with respect to the CAT Portfolios.

When exchanging shares:

o Each account must be registered identically--have the same signatures and addresses.

o Each Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o You may exchange out of each of the Berger Funds up to four times per calendar year. At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o  You may exchange by telephone, online access or mail.

o You are responsible for obtaining and reading the prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Fund or CAT Portfolio are subject to that Fund's or Portfolio's initial and subsequent investment minimums.


The Fund may terminate or modify the exchange privilege in the future.



  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

16


INFORMATION ABOUT YOUR
ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------


SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:

o  Your request exceeds $100,000.

o You request that payment be made to a name other than the one on your account registration.


o You request that payment be mailed to an address that has been changed within 30 days of your redemption request or to an address other than the one of record.


o  You change or add information relating to your designated bank.

Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.

You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears:

o Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.


o On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) that may be obtained from a bank or broker.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call (800) 551-5849, or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121-9958.


YOUR SHARE PRICE


The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Investor Shares of the Fund is determined by adding the Investor Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Investor Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Investor Shares and then dividing that value by the total number of the Investor Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

BERGER SMALL CAP VALUE FUND

OTHER INFORMATION ABOUT
YOUR ACCOUNT
--------------------------------------------------------------------------------



For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the New York Stock Exchange on that day.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.


The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.


SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record.


The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.


CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

After any transaction, you will receive written confirmation including the share price and the dollar amount and number of shares bought or redeemed. Exception:
Shares purchased under Systematic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.


  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

18


OTHER INFORMATION ABOUT
YOUR ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------


SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of most financial reports, prospectuses and proxies to your household, even if you have more than one account in the Fund. Call (800) 551-5849 if you need additional copies of financial reports or prospectuses.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the certificate along with your redemption or exchange request. If you have lost your certificate, please call us at (800) 551-5849.

PURCHASES THROUGH BROKER-DEALERS


You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS


Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

DATE-RELATED INFORMATION

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information. The Fund's advisor is addressing these issues for its computers and is getting reasonable assurances from the Fund's other major service providers that they too are addressing these issues to preserve smooth functioning of the Fund's trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Fund's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Fund's investment manager considers these issues when evaluating investments for the Fund.


Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

ACCOUNT MINIMUMS

The Fund will charge all shareholder accounts with a balance of less than $2,000 that are not making automatic monthly investments an annual fee of $10. This charge is designed to help offset the proportionately higher costs of maintaining small accounts.

This charge will apply to accounts that have been over $2,000 at some point in time only if the balance has dropped below this amount because shares were redeemed, not because the share value declined.

Shares in accounts that do not meet the minimum balance requirement applicable to them as described below may also be subject to involuntary redemption by the Fund.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $2,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum.


The Fund also reserves the right to close any account if it believes the shareholder is engaging in activities which may be detrimental to the Fund.


DISTRIBUTION AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS


Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:


o Capital gains from the sale of portfolio securities held by the Fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute its investment income annually, normally in December.


The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is cancelled.



  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

20


OTHER INFORMATION ABOUT
YOUR ACCOUNT (CONTINUED)
--------------------------------------------------------------------------------


YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax advisor about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call
(800) 551-5849, or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121-9958. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at (800) 259-2820.




Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

BERGER SMALL CAP VALUE FUND

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------


INVESTMENT MANAGERS


The following companies provide investment management and administrative services to the Fund.

Berger LLC (210 University Blvd., Suite 900, Denver, CO 80206) is the Fund's investment advisor. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. As investment advisor, Berger LLC overseas, evaluates and monitors the investment advisory services provided by PWM as sub-advisor. For the most recent fiscal year, the Fund paid Berger LLC and advisory fee of 0.81% of net assets. Berger LLC also provides administrative services to the Fund.


Perkins, Wolf, McDonnell & Company (PWM) (53 West Jackson Boulevard, Suite 722, Chicago, IL 60604) served as investment advisor to the Berger Small Cap Value Fund (then known as The Omni Investment Fund) from 1987 to February 1997, when PWM became the sub-advisor to the Fund. As sub-advisor, PWM provides day-to-day management of the Fund's investment operations.


Thomas M. Perkins has been the lead investment manager for the Berger Small Cap Value Fund since its inception. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. As lead manager, Tom Perkins is responsible for the daily decisions of the Fund's security selection. Robert H. Perkins has also served as investment manager of the Berger Small Cap Value Fund since the Fund's inception. Robert Perkins has been an investment manager since 1970 and serves as President and director of PWM.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."


  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

22


ORGANIZATION OF THE FUND
(CONTINUED)
--------------------------------------------------------------------------------


12b-1 ARRANGEMENTS

The Fund is a "no-load" fund, meaning that you pay no sales load or commissions when you buy or sell Fund shares. However, the Fund has adopted a 12b-1 plan for its Investor Shares class, permitting it to pay a fee in connection with distribution of those shares. Berger LLC is entitled to be paid a fee under the plan of 0.25% of the Fund's average daily net assets attributable to the Investor Shares. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).

SPECIAL FUND STRUCTURE

The Fund currently has two classes of shares. The Investors Shares are offered through this prospectus and are available to the general public. The other class of shares, Institutional Shares, are offered through a separate prospectus and are designated for investors who maintain a minimum account balance of $250,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund applies only to the Investor Shares. For more information on Institutional Shares, please call (800) 259-2820.

For more information on the multi-class fund structure, see the SAI.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
FOR THE FUND
--------------------------------------------------------------------------------


These financial highlights are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much an investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Their report is included in the Fund's annual report, which is available without charge upon request.


BERGER SMALL CAP VALUE FUND - INVESTOR SHARES
For a Share Outstanding Throughout the Periods



                                                                                  Period From
                                                                               February 14, 1997(1)
                                                      Years Ended                      to
                                                     September 30,                September 30,
--------------------------------------------------------------------------------------------------------
                                            2000         1999         1998           1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   17.58     $  22.28       $  17.24
From investment operations
  Net investment income (loss)                            (0.02)        0.42           0.02
  Net realized and unrealized gains (losses) on
   investments and foreign currency transactions           4.26        (2.58)          5.01
--------------------------------------------------------------------------------------------------------
Total from investment operations                           4.24        (2.16)          5.04
--------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                  (0.07)       (0.17)            --
  Distributions (from capital gains)                      (0.81)       (2.37)            --
--------------------------------------------------------------------------------------------------------
Total dividends and distributions                         (0.88)       (2.54)            --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   20.94  $     17.58  $       22.28
--------------------------------------------------------------------------------------------------------
Total Return(2)                                           24.69%      (10.98)%        29.23%
--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)            $ 374,063     $108,465       $ 55,211
Net expense ratio to average net assets(3)                 1.37%        1.56%          1.66%(4)
Ratio of net income (loss) to average net assets           1.36%        0.87%          0.60%(4)
Gross expense ratio to average net assets                  1.37%        1.56%          1.66%(4)
Portfolio turnover rate(2)                                  .66%          69%            81%


(1) Commencement of investment operations for Investor Shares

(2) Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4) Annualized.


  Berger Funds o January 29, 2001 Berger Small Cap Value Fund -- Investor Shares

24


FINANCIAL HIGHLIGHTS
FOR THE FUND (CONTINUED)
--------------------------------------------------------------------------------



The following supplemental financial highlights are for the Berger Small Cap Value Fund for periods before February 14, 1997, when the Fund first adopted share classes and began offering the Investor Shares. Therefore, the 0.25% 12b-1 fee paid by the Investor Shares is not reflected in the data on the table.

Except for information for the period from January 1, 1997 through February 14, 1997, the information in the table was audited by the Fund's prior independent accountants. The information for the period from January 1, 1997 through February 14, 1997 is unaudited.

BERGER SMALL CAP VALUE FUND
SUPPLEMENTAL FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Periods

                                Period from
                              January 1, 1997
                              to February 14,
                                  1997(2)                     Years Ended December 31
                                (Unaudited)       1996    1995      1994    1993     1992     1991
----------------------------------------------------------------------------------------------------
Per Share Data(3)
Net asset value,
  beginning of period              $ 16.48      $ 14.57  $ 12.75  $ 13.99  $ 13.39  $ 11.39  $  9.23
----------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)       (0.02)        0.12     0.09    (0.01)    0.03     0.09     0.14
  Net realized and unrealized
   gains (losses) on
   investments                        0.78         3.62     3.23     0.91     2.14     2.14     2.16
----------------------------------------------------------------------------------------------------
Total from investment operations      0.76         3.74     3.32     0.90     2.17     2.23     2.30
----------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net
   investment income)                 0.00        (0.11)   (0.09)    0.00    (0.03)   (0.10)   (0.14)
  Distributions (from capital
   gains)                             0.00        (1.72)   (1.41)   (2.14)   (1.54)   (0.13)    0.00
----------------------------------------------------------------------------------------------------
Total dividends and distributions     0.00        (1.83)   (1.50)   (2.14)   (1.57)   (0.23)   (0.14)
----------------------------------------------------------------------------------------------------
Net asset value, end of period     $ 17.24      $ 16.48  $ 14.57  $ 12.75  $ 13.99  $ 13.39  $ 11.39
----------------------------------------------------------------------------------------------------
Total Return(4)                       4.61%       25.58%   26.07%    6.74%   16.25%   19.59%   25.01%
----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period
   (in thousands)                  $38,622      $36,041  $31,833  $18,270  $16,309  $14,007  $11,940
----------------------------------------------------------------------------------------------------
Ratio of net income (loss)
  to  average net assets             (0.87)%(5)    0.69%    0.64%   (0.04)%   0.18%    0.73%    1.24%
Gross expenses ratio to
  average net assets                  2.04%(5)     1.48%    1.64%    1.43%    1.31%    1.41%    1.52%
Portfolio turnover rate                 27%          69%      90%     125%     108%     105%     130%

                                    1990      1989    1988    1987(1)
---------------------------------------------------------------------
Per Share Data(3)
Net asset value,
  beginning of period              $ 12.19  $ 11.21  $ 10.06  $ 11.33
---------------------------------------------------------------------
From investment operations
  Net investment income (loss)        0.28     0.23     0.24     0.21
  Net realized and unrealized
   gains (losses) on
   investments                       (2.95)    2.71     1.77    (0.29)
---------------------------------------------------------------------
Total from investment operations     (2.67)    2.94     2.01    (0.08)
---------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net
   investment income)                (0.29)   (0.22)   (0.24)   (0.20)
  Distributions (from capital
   gains)                             0.00    (1.74)   (0.62)   (0.99)
---------------------------------------------------------------------
Total dividends and distributions    (0.29)   (1.96)   (0.86)   (1.19)
---------------------------------------------------------------------
Net asset value, end of period     $  9.23  $ 12.19  $ 11.21  $ 10.06
---------------------------------------------------------------------
Total Return(4)                     (21.94)%  26.44%   20.09%   (0.68)%
---------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period
   (in thousands)                  $ 9,839  $13,576  $ 9,976  $ 6,748
---------------------------------------------------------------------
Ratio of net income (loss)
  to  average net assets              2.34%    1.85%    2.33%    1.87%(5)
Gross expenses ratio to
  average net assets                  1.84%    1.78%    1.44%    1.69%(5)
Portfolio turnover rate                146%     118%     103%     189%


1. Covers the period from February 1, 1987 to December 31, 1987. Effective October 20, 1987, the Fund became publicly registered under the Investment Company Act of 1940. Prior thereto, its shares were not publicly offered.

2. Commencement of Investor Shares class.

3. All per share amounts prior to December 31, 1994 have been adjusted for a 10 for 1 share split which occurred September 30, 1994.

4. Not annualized for periods of less than one full year.

5. Annualized.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund - Investor Shares

                       This page intentionally left blank

                       This page intentionally left blank

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds

P.O. Box 219958

Kansas City, MO 64121-9958

(800) 333-1001

bergerfunds.com

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Web site at sec.gov.


You can also obtain copies by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Omni Investment Trust 811-4273
(Berger Small Cap Value Fund -- Investor Shares)                         SCVPROS

                             BERGER SMALL CAP VALUE FUND -- INSTITUTIONAL SHARES

                             Prospectus


                             January 29, 2001


                             [BERGER FUNDS LOGO]






Due to Small Cap Value Fund's current size relative to the range of suitable investments available to the Fund, the Fund has discontinued public sale of its shares to new investors. Shareholders who have open Fund accounts may make additional investments and reinvest dividends and capital gains distributions. Under certain circumstances, current shareholders may also open additional accounts. If a Fund account is closed, however, additional Investments in the Fund may not be possible.


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money in the Fund.

                          BERGER SMALL CAP VALUE FUND



     Due to the Fund's size relative to the range of suitable investments available to the Fund, the Trustees have decided to restrict the Fund's growth. Therefore, the Berger Small Cap Value Fund (the "Fund") was closed to new investors on March 31, 2000. You may continue to purchase Investor Shares or Institutional Shares in the Fund if:


o    You are an existing shareholder in the Fund as of the closing date and you:

     o    Add to your account through the purchase of additional Fund shares.


     o Add to your account through the reinvestment of dividends and cash distributions from any shares owned in the Fund:

o You are a discretionary investment advisor that invests through existing accounts in the Fund or at a financial intermediary; or


o You are a participant of a qualified defined contribution retirement plan (for example, 401(k) plans, profit sharing plans and money purchase plans), 403(b) plans and 457 plans that invest through existing accounts in the Fund or at a financial intermediary.


         If you redeem or exchange all your remaining Fund shares you will not be permitted to buy back into the Fund so long as the Fund remains closed to new investors. If your Fund account drops below the applicable minimum balance, all your remaining shares will be subject to involuntary redemption by the Fund as described in the Prospectus.

         The Fund may resume sales to new investors at some future date if the Trustees of the Fund determine that it is in the best interests of the Fund and its shareholders.





BERGER FUNDS and BERGER SMALL CAP VALUE FUND are registered service marks of Berger LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger LLC; other marks referred to herein are the trademarks, service marks, registered trademarks or registered service marks of the respective owners thereof.

CONTENTS
--------------------------------------------------------------------------------


BERGER FUNDS(R) are a no-load family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Small Cap Value Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.



BERGER SMALL CAP VALUE FUND(R) -- INSTITUTIONAL SHARES ....................   4

The Fund's Goal and Principal Investment Strategies .......................   4

Principal Risks ...........................................................   4

The Fund's Past Performance ...............................................   5

Fund Expenses .............................................................   6

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ....................   7

Risk and Investment Glossary ..............................................   7

BUYING SHARES .............................................................  11

SELLING (REDEEMING) SHARES ................................................  13

INFORMATION ABOUT YOUR ACCOUNT ............................................  14

Exchanging Shares .........................................................  14

Signature Guarantees/Special Documentation ................................  14

Your Share Price ..........................................................  15

OTHER INFORMATION ABOUT YOUR ACCOUNT ......................................  16

Distributions and Taxes ...................................................  18

Tax-Sheltered Retirement Plans ............................................  19

ORGANIZATION OF THE FUND ..................................................  20

Investment Managers .......................................................  20

Special Fund Structure ....................................................  20

FINANCIAL HIGHLIGHTS FOR THE FUND .........................................  21




                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

4


BERGER SMALL CAP VALUE FUND -- INSTITUTIONAL SHARES       Ticker Symbol    BSVIX
--------------------------------------------------------------------------------

THE FUND'S GOALS AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.

The Fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The Fund's investment manager generally looks for companies with:

o A low price relative to their assets, earnings, cash flow or business franchise

o    Products and services that give them a competitive advantage

o    Quality balance sheets and strong management.

The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index (Russell 2000). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater risk because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as special situations.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund
-- Institutional Shares

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance for the ten-year period through December 31, 2000. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.

                  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                    [CHART]


                              1991           24.97%
                              1992           19.61%
                              1993           16.27%
                              1994            8.70%
                              1995           26.06%
                              1996           25.60%
                              1997           36.93%
                              1998            1.83%
                              1999           14.69%
                              2000                %



                             BEST QUARTER:     %

                             WORST QUARTER:    %

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Russell 2000. While the Fund does not seek to match the returns of the Russell 2000, this index is a good indicator of small company stock market performance. You may not invest in the Russell 2000, and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2000



                                     1 Year       5 Years     10 Years
--------------------------------------------------------------------------------
The Fund                                %            %            %
Russell 2000                            %            %            %
--------------------------------------------------------------------------------




                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

6


BERGER SMALL CAP VALUE FUND -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

FUND EXPENSES


As a shareholder in the Fund, you do not pay any sales loads, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                             %
--------------------------------------------------------------------------------
Management fee                                                               .81
Other expenses                                                               .07
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                         .88
--------------------------------------------------------------------------------



UNDERSTANDING EXPENSES


Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


BERGER SMALL CAP VALUE FUND - INSTITUTIONAL SHARES
YEARS                                                                          $
--------------------------------------------------------------------------------
One
Three
Five
Ten
--------------------------------------------------------------------------------




Berger Funds o January 29, 2001 Berger Small Cap Value Fund
-- Institutional Shares

BERGER SMALL CAP VALUE FUND

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------



Before you invest...


in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true-the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.


RISK AND INVESTMENT GLOSSARY

Borrowing refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 5% of its total assets. Leverage Risk


Call risk is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.


Common stock is a share of ownership (equity) interest in a company.

Companies with limited operating histories are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. The Fund will not invest more than 5% of its total assets in these securities. Market, Liquidity and Information Risks


Convertible securities(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks


Correlation risk occurs when the Fund "hedges"--uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.


Credit risk means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.




                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

8

--------------------------------------------------------------------------------


Currency risk happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


Diversification means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

Foreign securities are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information and Political Risks


Hedging risk comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

Illiquid securities are securities that by their nature cannot be sold readily. The Fund will not invest more than 10% of its net assets in these securities. Market, Liquidity and Transaction Risks


Information risk means that information about a security or issuer might not be available, complete, accurate or comparable.


Initial public offering (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks


Interest rate risk is the risk that changes in interest rates that adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund
-- Institutional Shares

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------



Investment-grade bonds are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds. Interest Rate, Market, Call and Credit Risks


Leverage risk occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

Liquidity risk occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market capitalization is the total current market value of a company's outstanding common stock.


Market risk exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.


Opportunity risk means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

Options(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash. The Fund will not use more than 5% of its net assets for premiums to buy options. Hedging, Credit, Correlation and Leverage Risks


Political risk comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


Prepayment risk is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

Sector focus(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

Small company securities(3) are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks



                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

10

--------------------------------------------------------------------------------


Special situations(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

Temporary defensive measures may be taken when the Fund's investment manager believes they are warranted because of market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis. Opportunity Risk

Transaction risk means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. This risk may be minimized through an analysis and continuous monitoring, by the Funds' primary custodian, of the custodial risks of using the depository.

Writing (selling) covered call options(2) is the selling of a contract to another party, which gives them the right but not the obligation to buy a particular security from you. The Fund writes call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 10% of its net assets. Opportunity, Credit and Leverage Risks


1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.

2. The Fund may use options only for hedging. Not more than 5% of the Fund's net assets may be used for premiums for options, although the Fund may have more at risk under these contracts than the premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

3.  The security or technique is emphasized by the Fund.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund
-- Institutional Shares

BERGER SMALL CAP VALUE FUND

BUYING SHARES
--------------------------------------------------------------------------------


MINIMUMS
--------------------------------------------------------------------------------
Initial investment                                                 $250,000
Subsequent investments                                           No minimum
--------------------------------------------------------------------------------

Send new account applications to

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

OR for overnight, certified or registered mail only

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105


Although the Fund has discontinued public sale to new investors, shareholders who have open Fund accounts may continue to purchase shares and reinvest dividends and capital gains. Once a Fund account is closed and subject to redemption by the Fund under certain circumstances described in "Redemption by the Fund of Certain Accounts."


BY MAIL

o    Read this prospectus.

o    Fill out the application if you are opening a new account.


o    Make out a check to Berger Funds for the amount you want to invest.


o Send the application and check to the Berger Funds in the envelope provided.

o To add to an existing account, be sure to include your account number on your check and mail it to the appropriate address above.

BY WIRE OR ELECTRONIC FUNDS TRANSFER

o    Payment may be made from your bank to the Berger Funds.

o Call (800) 960-8427 for current wire or electronic funds transfer instructions.

BY TELEPHONE

o If you already have a Berger Funds account, you may purchase additional shares by telephone order.

o You must pay for them within three business days by wire, electronic funds transfer or overnight delivery of a check.

o Call (800) 960-8427 for current wire or electronic funds transfer instructions.




                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

12

--------------------------------------------------------------------------------

BY ONLINE ACCESS


o If you have established a Berger Funds account with electronic funds transfer privileges you may purchase additional shares via online access.

o    You will find us online at bergerfunds.com.

BY AUTOMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the automatic Investment Plan section of the application.

o    Investments are transferred automatically from your bank account.

o    See details on the application.

All shareholders are automatically granted telephone and online transaction privileges unless they decline them explicitly in writing, either on the account application or by writing to the Berger Funds at the address above.

You may give up some level of security by choosing to buy and sell shares by telephone or online rather than by mail. In times of extreme economic or market conditions, transactions by telephone or online may be difficult.

IMPORTANT NOTES ABOUT PAYING FOR YOUR SHARES

o    Your check must be made payable to Berger Funds.

o You may not purchase shares by cash, credit card, third-party checks or checks drawn on foreign banks.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.


o Orders not paid for on time will be canceled, and shares will be redeemed from your account to compensate for any decline in price of the shares canceled.



Berger Funds reserve the right to reject any order and to waive or reduce minimums, or increase minimums following notice.




Berger Funds o January 29, 2001 Berger Small Cap Value Fund
-- Institutional Shares

BERGER SMALL CAP VALUE FUND
SELLING (REDEEMING) SHARES
--------------------------------------------------------------------------------




The Fund is closed to new investors and if a total redemption of your account is made, additional investments in the Fund may not be possible.


BY MAIL

o Send a written request indicating your account number and the dollar amount or number of shares you are redeeming to the appropriate address shown under "Buying Shares."

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o    Include any necessary Signature Guarantees. See "Signature
     Guarantees/Special Documentation" below.

BY TELEPHONE

o    Call (800) 960-8427.

BY ONLINE ACCESS

o    You will find us online at bergerfunds.com.

For limitations on telephone and online redemptions see "Signature Guarantees/Special Documentation" below.

Telephone and online redemptions are not available for shares held in retirement accounts sponsored by the Fund.

BY SYSTEMATIC WITHDRAWAL PLAN

o    A systematic withdrawal plan may be established.

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

o    Call (800) 960-8427 for more information and forms.

Important notes about payment for your redeemed shares


o Generally, payment for your redeemed shares will be sent to you within three business days after receipt of your redemption request in good order.


o You may receive payment for redeemed shares via wire or electronic funds transfer. You may elect these services on the account application or send to the Berger Funds a written request providing your bank information with your signature guaranteed. (See "Signature Guarantees/Special Documentation" below.)

o A wire transfer will be sent the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.



                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

14



INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


o Proceeds from the redemption of shares purchased by check may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

EXCHANGING SHARES

Shares of the Fund may be exchanged for shares of any other publicly available Berger Funds by calling (800) 960-8427. When exchanging shares:

o Each account must be registered identically--have the same signatures and addresses.

o    Each Fund must be legally eligible for sale in your state of residence.

o You may exchange out of each of the Berger Funds up to four times per calendar year.

o    You may exchange by telephone, online access or mail.

o You are responsible for obtaining and reading the prospectus for the Fund into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Fund are subject to that Fund's initial and subsequent investment minimums.


The Fund may terminate or modify the exchange privilege in the future.


SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your redemption request must be in writing and accompanied by a Signature Guarantee if:


o    Your request exceeds $100,000.


o You request that payment be made to a name other than the one on your account registration.


o You request that payment be mailed to an address that has been changed within 30 days of your redemption request or to an address other than the one of record.


o    You change or add information relating to your designated bank.


Berger Funds reserve the right to require Signature Guarantees under other certain circumstances.


You can get a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund
-- Institutional Shares

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


Make sure the Signature Guarantee appears:

o Together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.


o On any share certificates you hold for the redeemed shares or on a separate statement of assignment (stock power) that may be obtained from a bank or broker.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, call (800) 960-8427 or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121-9958.


YOUR SHARE PRICE


The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The Fund's share price is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities and then dividing that value by the total number of the Fund's shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.


For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the New York Stock Exchange on that day.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.



                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

16


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.


SECURITY CONSIDERATIONS

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record.


The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.


CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

After any transaction, you will receive written confirmation including the share price and the dollar amount and number of shares bought or redeemed. Shares purchased under Automatic Investment Plans or redeemed under Systematic Withdrawal Plans will be confirmed quarterly. Partial shares will be calculated to three decimal places.

SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of most financial reports, prospectuses and proxies to your household, even if you have more than one account in the Fund. Call (800) 960-8427 if you need additional copies of financial reports or prospectuses.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the certificate along with your redemption or exchange request. If you have lost your certificate, please call us at (800) 960-8427.

PURCHASES THROUGH BROKER-DEALERS


You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for first-time or additional investments that are not applicable if you buy shares directly from the Fund.


THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the



Berger Funds o January 29, 2001 Berger Small Cap Value Fund
-- Institutional Shares

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

DATE-RELATED INFORMATION

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information. The Fund's advisor is addressing these issues for its computers and is getting reasonable assurances from the Fund's other major service providers that they too are addressing these issues to preserve smooth functioning of the Fund's trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Fund's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Fund's investment manager considers these issues when evaluating investments for the Fund.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account above the minimum. Shareholders owning shares in an account on or before the following dates have lower minimum balance requirements for that account and must maintain these minimum balances to avoid involuntary redemption:

                  February 19, 1998         $100,000

                  February 14, 1997         $    500


The Fund also reserves the right to close any account if it believes the shareholder is engaging in activities which may be detrimental to the Fund.



                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

18

--------------------------------------------------------------------------------

DISTRIBUTION AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS


Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by the Fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by the Fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is cancelled.


YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund whether you reinvest them in additional shares or receive them in cash. Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.


Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income generated as a by-product of managing its portfolio will be distributed to you.


If you redeem Fund shares that have appreciated in value, you will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.



Berger Funds o January 29, 2001 Berger Small Cap Value Fund
-- Institutional Shares

BERGER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


ADDITIONAL TAX INFORMATION

You should consult your own tax advisor about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call
(800) 259-2820, or write to the Berger Funds, P.O. Box 219958, Kansas City, MO 64121-9958. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at (800) 259-2820.




                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

20


ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT MANAGERS


The following companies provide investment management and administrative services to the Fund.

Berger LLC (210 University Blvd., Suite 900, Denver, CO 80206) is the Fund's investment advisor. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. As investment advisor, Berger LLC overseas, evaluates and monitors the investment advisory services provided by PWM as sub-advisor. For the most recent fiscal year, the Fund paid Berger LLC and advisory fee of 0.81% of net assets. Berger LLC also provides administrative services to the Fund.


Perkins, Wolf, McDonnell & Company (PWM) (53 West Jackson Boulevard, Suite 722, Chicago, IL 60604) served as investment advisor to the Berger Small Cap Value Fund (then known as The Omni Investment Fund) from 1987 to February 1997, when PWM became the sub-advisor to the Fund. As sub-advisor, PWM provides day-to-day management of the Fund's investment operations.


Thomas M. Perkins has been the lead investment manager for the Berger Small Cap Value Fund since its inception. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. As lead manager, Tom Perkins is responsible for the daily decisions of the Fund's security selection. Robert H. Perkins has also served as investment manager of the Berger Small Cap Value Fund since the Fund's inception. Robert Perkins has been an investment manager since 1970 and serves as President and director of PWM.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund has exceeded 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

SPECIAL FUND STRUCTURE

The Fund currently has two classes of shares. The Institutional Shares are offered through this prospectus. The Investor Shares are designed for the general public and are offered through a separate prospectus. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund applies only to the Investor Shares. For more information on Investor Shares, please call (800) 333-1001. For more information on the multi-class fund structure, see the SAI.


Berger Funds o January 29, 2001 Berger Small Cap Value Fund
-- Institutional Shares

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
FOR THE FUND
--------------------------------------------------------------------------------

The financial highlights will help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers LLP, independent accountants, audited the information for the nine months ended September 30, 1997, and for the years ended September 30, 1998 and 1999. Their report is included in the Fund's annual report, which is available without charge upon request. The information for the years ended December 31, 1994, 1995 and 1996, was audited by other independent accountants.

Berger Small Cap Value Fund -- Institutional Shares

Financial Highlights

For a Share Outstanding Throughout the Periods Presented


                                                               Period From
                                                             January 1, 1997
                                            Years Ended             to          Year Ended
                                           September 30,        September 30,  December 31,
                                      2000     1999      1998      1997           1996
--------------------------------------------------------------------------------------------
Net asset value, beginning of period         $17.63     $22.33    $16.48         $14.57
--------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                 0.04       0.45      0.07           0.12
  Net realized and unrealized gains
   (losses) from investments and
   foreign currency income                     4.28      (2.55)     5.78           3.62
--------------------------------------------------------------------------------------------
Total from investment operations               4.32      (2.10)     5.85           3.74
--------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)      (0.14)     (0.23)       --          (0.11)
  Distributions (from capital gains)          (0.81)     (2.37)       --          (1.72)
--------------------------------------------------------------------------------------------
Total dividends and distributions             (0.95)     (2.60)       --          (1.83)
--------------------------------------------------------------------------------------------
Net asset value, end of period               $21.00     $17.63    $22.33         $16.48
--------------------------------------------------------------------------------------------
Total Return(2)                               25.18%    (10.65)%   33.50%         25.58%
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period                $414,347    $92,787   $58,450        $36,041
   (in thousands)
Net expense ratio to average net assets(3)     1.01%      1.19%     1.34%(1)       1.48%
Ratio of net income (loss)
  to average net assets                        1.69%      1.26%     0.63%(1)       0.69%
Gross expense ratio to average
  net assets                                   1.01%      1.19%     1.34%(1)       1.48%
Portfolio turnover rate                          66%        69%       81%            69%

(1) Annualized.
(2) Not annualized.
(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.




                     Berger Funds o January 29, 2001 Berger Small Cap Value Fund
                                                         -- Institutional Shares

                       This page intentionally left blank

                       This page intentionally left blank

FOR MORE INFORMATION:


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected its performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com


Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Web site at sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Omni Investment Trust 811-4273
(Berger Small Cap Value Fund -- Institutional Shares)                   SCVIPROS

                          BERGER SMALL CAP VALUE FUND
                   (A SERIES OF BERGER OMNI INVESTMENT TRUST)
                                INVESTOR SHARES

                      STATEMENT OF ADDITIONAL INFORMATION

                      SHAREHOLDER SERVICES: 1-800-551-5849


                    This Statement of Additional Information ("SAI") about the Berger Small Cap Value Fund (the "Fund") is not a prospectus. It relates to the Prospectus describing the Investor Shares of the Fund, dated January 29, 2001, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-333-1001.


                    The Fund is a "no load" mutual fund, meaning that a buyer pays no commissions or sales charge when buying or redeeming shares of the Fund, although the Fund pays certain costs of distributing its Investor Shares. See "Section 5, Expenses of the Fund - 12b-1 Plan" below. This SAI provides further description of the Fund.


                    [TO BE UPDATED]

                    A copy of that Annual Report is available, without charge, upon request, by calling 1-800-333-1001.



                             DATED JANUARY 29, 2001

                               TABLE OF CONTENTS
                                       &
                         CROSS-REFERENCES TO PROSPECTUS


                                                                     CROSS-REFERENCES TO
                                                             PAGE    RELATED DISCLOSURES
SECTION                                                      NO.     IN PROSPECTUS
-------                                                      ----    -------------------

Introduction                                                 1       Table of Contents

1. Investment Strategies and Risks of the Fund               1       Berger Small Cap Value Fund;
                                                                     The Fund's Goal and Principal Investment
                                                                     Strategies and Principal Risks

2. Investment Restrictions                                   8       Berger Small Cap Value Fund; The Fund's Goal and
                                                                     Principal Investment Strategies and Principal
                                                                     Risks; Investment Techniques, Securities and the
                                                                     Associated Risks

3. Management of the Fund                                    10      Organization of the Fund

4. Investment Advisor and Sub-Advisor                        14      Organization of the Fund

5. Expenses of the Fund                                      17      Fund expenses; Organization of the Fund;
                                                                     Financial Highlights for the Fund

6. Brokerage Policy                                          21      Organization of the Fund

7. How to Purchase and Redeem Shares in the Fund             23      Buying Shares; Selling (Redeeming) Shares

8. How the Net Asset Value is Determined                     24      Your Share Price

9. Income Dividends, Capital Gains Distributions and Tax     25      Distributions and Taxes
   Treatment

10. Suspension of Redemption Rights                          26      Other Information About Your Account

11. Tax-Sheltered Retirement Plans                           27      Tax-Sheltered Retirement Plans

12. Exchange Privilege and Systematic Withdrawal Plan        29      Exchanging Shares

13. Performance Information                                  30      Financial Highlights for the Fund

14. Additional Information                                   31      Organization of the Fund; Special Fund Structure

Financial Information                                        35      Financial Highlights for the Fund

                                  INTRODUCTION


                    The Fund is a series of Berger Omni Investment Trust which was reorganized as a Massachusetts business trust (the "Trust") in May 1990 from a Delaware corporation. Prior to February 14, 1997, the Fund and the Trust were known as The Omni Investment Fund. Fund is a mutual fund, or an open-end, management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities which are convertible into common stock when the sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-advisor. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above.

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's sub-advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size, and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The advisor's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4 below. Under the IPO allocation procedures of Berger LLC, the Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the fund's net assets. As a result, any Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.


                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Funds may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of a Fund if the depository: (i) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (ii) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (iii) maintains records that identify the assets of participants, and keep its own assets separated from the assets of participants; (iv) provides periodic reports to participants; and (v) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Funds' primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis, and notifies the Funds of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation, the quality of its services, its financial strength, and insurance or indemnification arrangements, the extent and quality of regulation and independent examination of the depository, its standing in published ratings, its internal controls, and other procedures for safeguarding investments, and any related legal proceedings.


                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  When the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

                  ILLIQUID SECURITIES. The Fund is authorized to invest in securities which are illiquid or not readily marketable because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 10% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. If securities become illiquid following purchase or other circumstances cause more than 10% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the sub-advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 10% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, equity obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services which may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  HEDGING TRANSACTIONS. As described in the Prospectus, the Fund is authorized to make limited use of certain types of options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of options is also subject to policies and procedures which may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the sub-advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the sub-advisor considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire.

                  Use of these instruments by the Fund involves the potential for a loss that, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities. To help ensure that the Fund will be able to meet its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.
                  The principal risks of the Fund utilizing options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of options and movements in the prices of the securities or positions hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; and (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  The following is additional information concerning the options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 10% of the Fund's net assets. The following information should be read in conjunction with the information concerning the Fund's use of options and the risks of such instruments contained in the Prospectus.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis when its sub-advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rates of the Fund are shown in the Financial Highlights table included in the Prospectus. The annual portfolio turnover rates of the Fund have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. Investment changes in the Fund will be made whenever the investment manager deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions to shareholders. The Fund's brokerage policy is discussed further below under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Fund are described in the Prospectus.

                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.

                  The following fundamental restrictions apply to the Fund. The Fund may not:

                  (1) Issue senior securities as defined in the Investment Company Act of 1940;

                  (2) Invest in companies for the purpose of acquiring control or management thereof;

                  (3) Invest or hold securities of any issuer if the officers and trustees of the Fund and its advisor own individually more than one-half (1/2) of 1% of the securities of such issuer or together own more than 5% of the securities of such issuer;

                  (4) Invest in other investment companies, except in connection with a plan of merger, consolidation, reorganization or acquisition of assets, or in the open market involving no commission or profit to a sponsor or dealer (other than a customary broker's commission);

                  (5) Participate on a joint or joint and several basis in any trading account in securities;

                  (6) Purchase securities of any company with a record of less than three (3) years continuous operation (including that of predecessors) if such purchase would cause the cost of the Fund's investments in all such companies to exceed 5% of the Fund's total assets;

                  (7) Invest in securities (except those of the U.S. government or its agencies) of any issuer if immediately thereafter the Fund would then own more than 10% of that issuer's voting securities;

                  (8) Loan cash or portfolio securities, except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase;

                  (9) Borrow money in excess of 5% of the value of its assets and, then, only as a temporary measure for extraordinary or emergency purposes;

                  (10) Pledge, mortgage or hypothecate any of its assets to secure a debt;

                  (11) Purchase or sell real estate or any other interests in real estate (including real estate limited partnership interests);

                  (12) Purchase securities on margin or sell short;

                  (13) Invest in commodities or commodity contracts;

                  (14) Act as an underwriter of securities of other issuers or invest in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933 ("Restricted Securities");

                  (15) Invest more than 10% of the value of its net assets in illiquid securities, including Restricted Securities, securities which are not readily marketable, repurchase agreements maturing in more than seven (7) days, written over-the-counter ("OTC") options and securities used as cover for written OTC options;

                  (16) Invest in oil, gas or mineral leases;

                  (17) Invest more than 5% of the value of its net assets in warrants or more than 2% of its net assets in warrants that are not listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System;

                  (18) Invest more than 25% of the value of its assets, at the time of purchase, in securities of companies principally engaged in a particular industry, although the Fund may as a temporary defensive measure invest up to 100% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies; or

                  (19) With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  In applying the Fund's industry concentration restriction (number (18) above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

                  (1) Only for the purpose of hedging, the Fund may purchase and sell put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in premiums for options. The Fund may only write call options that are covered and only up to 10% of the Fund's net assets.

                  (2) The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  Investment restrictions that involve a maximum percentage of securities or assets will not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund.

3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.


      MICHAEL OWEN, c/o Zayed University, Post Office Box 19282, Dubai, United
           Arab Emirates DOB: 1937. Dean, since _______ 2000, of Zayed University. Formerly self-employed as a financial and management consultant, and in real estate development from June 1999 to _____ 2000. From 1993 to June 1999, Dean, and from 1989 to 1993, a member of the Finance faculty, of the College of Business, Montana State University. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger Growth Fund and Berger Large Cap Growth Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

*     JACK R. THOMPSON, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1949. President and a director since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Growth Fund and Berger Large Cap Growth Fund. President and a trustee since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust. President and Director since June, 1999 (Executive Vice President from February 1999 to June 1999) of Berger LLC. Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) since November 1997. Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999.

           Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment advisor) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the of the Janus Aspen Funds from May 1993 through June 1995.


      DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO 80110, DOB:
           1928. President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

      KATHERINE A. CATTANACH, 672 South Gaylord, Denver, CO 80209, DOB: 1945.
           Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

      PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602,
           DOB: 1945. Since October 2000, Executive Officer of DST Systems, Inc. Director (since February 1998) and a Vice President (February 1998 - November 1998) of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Formerly, President, Chief Executive Officer and a director (September 1997 - October
           2000) of DST Catalyst, Inc. (international financial markets consulting, software and computer services company, an 81% owned subsidiary of DST Systems, Inc.) Previously (1991 - October 2000), Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions); also (1991
           - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

      HARRY T. LEWIS, JR., 1600 Broadway, Suite 2400, Denver, CO 80202, DOB:
           1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

      WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO 80135, DOB: 1928.
           President, Santa Clara LLC (privately owned agriculture company). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger

           Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

*     JAY W. TRACEY, CFA, 210 University Boulevard, Suite 900, Denver, CO
           80206, DOB: 1954. Executive Vice President of the Berger Funds (since August, 2000). Executive Vice President and Chief Investment Officer of Berger LLC (since June 2000). Interim co-portfolio manager since June 2000 of the Berger Small Company Growth Fund and the Berger Mid Cap Growth Fund (since June 2000); portfolio manager of the Berger Growth Fund (since August 2000); co-portfolio manager since June 2000 of the Berger Select Fund (since June 2000). Formerly, Vice President and Portfolio Manager at OppenheimerFunds, Inc (September 1994 to May 2000) and Managing Director of Buckingham Capital Management (February 1994 to September 1994).

*     JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1954. Vice President (since November 1998) and Assistant Secretary (since February 2000 and previously from September 1996 to November 1998) and Secretary (November 1998 through January 2000) of the Berger Funds. Vice President (since October 1997), Secretary (since November 1998) and Assistant Secretary (September 1996 through November 1998) with Berger LLC. Vice President and Secretary with Berger Distributors LLC, since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996, Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.


*     DAVID J. SCHULTZ, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1950. Vice President and Treasurer (since November 1998) and Assistant Treasurer (September 1996 to November 1998) of the Berger Funds. Vice President (since February 1997) and Controller (since August 1994) with Berger LLC. Chief Financial Officer and Treasurer (since May 1996), Assistant Secretary (since August 1998) and Secretary (May 1996 to August 1998) with Berger Distributors LLC Formerly, Partner with Smith, Brock & Gwinn (accounting firm) from January 1984 to August 1994.


*     ANTHONY R. BOSCH, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1965. Vice President of the Berger Funds (since February 2000). Vice President (since June 1999) with Berger LLC. Formerly, Assistant Vice President of Federated Investors, Inc. from December 1996 through May 1999, and Attorney with the U.S. Securities and Exchange Commission from June 1990 through December 1996.


*     BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1958. Vice President of the Berger Funds since November 1998. Vice President (since February 1997) and Chief Compliance Officer (since August 1994) with Berger LLC. Chief Compliance Officer with Berger Distributors LLC, since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.

*     JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1967. Assistant Treasurer of the Berger Funds since November 1998. Vice President (since November 1998) and Manager of Accounting (January 1997 through November 1998) with Berger LLC. Formerly, Manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.


*     SUE VREELAND, 210 University Boulevard, Suite 900, Denver, CO 80206,
           DOB: 1948. Secretary of the Berger Funds (since February 2000). Assistant Secretary of Berger LLC and Berger Distributors LLC since June 1999. Formerly, Assistant Secretary of the Janus Funds from March 1994 to May 1999, Assistant Secretary of Janus Distributors, Inc. from June 1995 to May 1997 and Manager of Fund Administration for Janus Capital Corporation from February 1992 to May 1999.

----------

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and of the Fund's advisor or sub-advisor.

                   The trustees of the Fund have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION


                   The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2000. However, trustees of the Fund who are not "interested persons" of the Fund or its advisor or sub-advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                   Set forth below is information regarding compensation paid or accrued during the fiscal year ended September 30, 2000, for each current trustee of the Fund as a director or trustee of the Berger Funds.



                                                                                            AGGREGATE
                                                        AGGREGATE                        COMPENSATION(1)
           NAME AND POSITION                        COMPENSATION FROM                          FROM
           WITH BERGER FUNDS                            THE FUND                       ALL BERGER FUNDS(2)
           -----------------                        -----------------                  -------------------

Dennis E. Baldwin(3)                                    $_______                             $_______

Louis Bindner(6)                                        $_______                             $_______

Katherine A. Cattanach(3)                               $_______                             $_______

Paul R. Knapp(3)                                        $_______                             $_______

Harry T. Lewis(3)                                       $_______                             $_______

Michael Owen(3)                                         $_______                             $_______

William Sinclaire(3)                                    $_______                             $_______

Jack R. Thompson(3),(4),(5)                             $_______                             $_______



(1) Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $_____; Katherine A. Cattanach $______; Michael Owen $______ William Sinclaire $______.

(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (seven series), the Berger Institutional Products Trust (four series), the Berger Worldwide Portfolios Trust (one series), the Berger Worldwide Funds Trust (three series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4) Interested person of Berger LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(6) Resigned as Director and Trustee effective November 17, 2000.


                   Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that fund.


                   As of December 29, 2000, the current officers and trustees of the Fund as a group owned of record or beneficially less than 1% of the outstanding shares of the Fund.


4.                 INVESTMENT ADVISOR AND SUB-ADVISOR

BERGER LLC - INVESTMENT ADVISOR

                   Berger LLC, 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Fund. Berger LLC is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Berger LLC also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.


                   Berger LLC is a Nevada Limited Liability Company, and has been in the investment advisory business for 26 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $___ billion as of December 31, 2000. Berger LLC is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns more than 80% of Berger LLC, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 32% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which executes portfolio trades for the Fund.

Stilwell Financial was previously a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). On July 12, 2000, KCSI completed a separation of its transportation and financial services segments through a dividend of stock of Stilwell Financial. On that date, KCSI shareholders received two shares of Stilwell Financial for every KCSI share held as of June 28, 2000. The separation resulted in no change in the management or control of the Fund or the Advisor to the Fund.


THE SUB-ADVISOR

                   Perkins, Wolf, McDonnell & Company (the "Sub-Advisor" or "PWM"), 53 West Jackson Boulevard, Suite 722, Chicago, Illinois 60604, has been engaged as the Fund's investment sub-advisor. The

Sub-Advisor was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. The Sub-Advisor is a member of the National Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment adviser with the SEC.

                   PWM was the Fund's investment advisor from the date the Fund commenced operations in 1985 to February 1997. PWM became the investment sub-advisor to the Fund on February 14, 1997, following shareholder approval of a new Sub-Advisory Agreement between the Advisor and the Sub-Advisor. PWM has also been the investment sub-advisor to the Berger Mid Cap Value Fund since it commenced operations in August 1998.

                   Thomas M. Perkins and Robert H. Perkins, as co-investment managers, are responsible for the day-to-day investment management of the Fund. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Robert Perkins owns 49% of PWM. Robert Perkins and Thomas Perkins are brothers. Gregory E. Wolf owns 20% of PWM and serves as its Treasurer and a director.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT


                   Under the Investment Advisory Agreement between the Advisor and the Fund, the Advisor is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                   Investment advisory fees are charged to the Fund according to the following schedule:



                      FUND                        AVERAGE DAILY NET ASSETS                ANNUAL RATE
                      ----                        ------------------------                -----------

Berger Small Cap Value Fund                       First $500 million                          .85%
                                                  Next $500 million                           .80%
                                                  Over $1 billion                             .75%



                   This fee is accrued daily and payable monthly. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                  The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended September 30, 2000:



              FUND                                 ADVISOR                      INVESTMENT ADVISORY FEE
              ----                                 -------                      -----------------------

Berger Small Cap Value Fund                       Berger LLC                              _____%

                   The Investment Advisory Agreement will continue in effect until April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Advisor or Sub-Advisor. The Agreement is subject to termination by the Fund or the Advisor on 60 days' written notice, and terminates automatically in the event of its assignment.


                   Under the Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is responsible for day-to-day investment management of the Fund. The Sub-Advisor manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Fund pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.425% of the first $500 million of average daily net assets of the Fund, 0.40% of the next $500 million, and 0.375% of any amount in excess of $1 billion. The Sub-Advisory Agreement provides that the Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.


                   The Sub-Advisory Agreement will continue in effect until April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Advisor or the Sub-Advisor. The Sub-Advisory Agreement is subject to termination by the Fund or the Sub-Advisor on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


OTHER ARRANGEMENTS BETWEEN THE ADVISOR AND SUB-ADVISOR

                   The Advisor and Sub-Advisor entered into an Agreement, dated November 18, 1996, as amended January 27, 1997, April 8, 1998 and November 17, 1999 (the "November 18 Agreement"), under which, among other things, the Sub-Advisor agreed that, so long as Berger LLC acts as the Fund's Advisor and PWM provides sub-advisory or other services in connection with the Fund, the Sub-Advisor will not manage or provide advisory services to any registered investment company that is in direct competition with the Fund.

                   The November 18 Agreement also provides that if the Sub-Advisory Agreement is terminated before February 14, 2005 (other than for cause), and provided Berger LLC remains as the Fund's Advisor, Berger LLC and PWM will enter into a consulting agreement for PWM to provide consulting services to Berger LLC with respect to the Fund, subject to any requisite approvals under the Investment Company Act of 1940. Under the Consulting Agreement, PWM would provide training and assistance to Berger LLC analysts and marketing support appropriate to the Fund and would be paid a fee at an annual rate of 0.10% of the first $100 million of average daily net assets of the Fund, 0.05% of the next $100 million and 0.02% on any part in excess of $200 million. No part of the consulting fee would be borne by the Fund.

TRADE ALLOCATIONS

                   While investment decisions for the Fund are made independently by the sub-advisor, the same investment decision may be made for a Fund and one or more accounts advised by the advisor or sub-advisor. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the advisor or sub-advisor in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimis allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. While in some cases, this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor or sub-advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING


                  Berger LLC, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a policy regarding personal investing in each of the Codes of Ethics for Berger LLC, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Funds or Berger LLC's other advisory clients. Directors and officers of Berger LLC and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  PWM has adopted a Code of Ethics which is substantially similar to the Code adopted by Berger LLC.

                  In addition to the pre-clearance requirements described above for Berger LLC and Berger Distributors LLC, the policy subjects directors and officers of Berger LLC, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by Berger LLC and the provisions of the policy are subject to interpretation by and exceptions authorized by its board of directors.


5.                 EXPENSES OF THE FUND


                   In addition to paying an investment advisory fee to Berger LLC, the Fund pays all of its expenses not assumed by Berger LLC, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger LLC, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.


                   Under a separate Administrative Services Agreement with respect to the Fund, Berger LLC performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2000, Berger LLC did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without shareholder approval.


                   The following table shows the total dollar amounts of advisory fees and administrative services fees paid by the Fund for the periods indicated.


                          Berger Small Cap Value Fund



Fiscal Year Ended        Investment             Administrative         Advisory Fee
September 30,            Advisory Fee(1)        Service Fee(2)         Waiver                 TOTAL
-----------------        ---------------        --------------         ------------           -----

2000                     $_________             $________              $   0                  $_________

1999                     $_________             $________              $   0                  $_________

1998                     $_________             $________              $   0                  $_________



(1) Effective October 1, 1999, the investment advisory fee charged to the Fund was reduced from .90% to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million and 0.75% in excess of $1 billion.

(2) Effective October 1, 1999, the 0.01% administrative services fee was eliminated.

                   The Fund has appointed State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, MO 64121, as its transfer agent and dividend disbursing agent. Approximately 32% of the outstanding shares of DST are owned by Stilwell.

                   As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly base fee plus an asset-based fee. State Street is also reimbursed for certain out-of-pocket expenses.

                   State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                  As transfer agent and dividend disbursing agent, DST maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $14.00 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's and DST's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.


12b-1 PLAN

         The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to Berger LLC of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets attributable to the Investor Shares to finance activities primarily intended to result in the sale of those shares. The Plan is intended to benefit the Investor Shares class of the Fund by attracting new assets into the class and thereby affording potential cost reductions due to economies of scale.

         The expenses paid by Berger LLC may include, but are not limited to:

-- payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Investor Shares, including payments made to and expenses of officers and registered representatives of the Distributor;

-- payments made to and expenses of other persons (including employees of Berger LLC) who are engaged in, or provide support services in connection with, the distribution of Investor Shares, such as answering routine telephone inquiries and processing shareholder requests for information;

-- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the
         Fund) paid to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Investor Shares, including services to holders of Investor Shares and prospective investors;

-- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

-- costs of printing and distributing prospectuses and reports to prospective shareholders of Investor Shares;

-- costs involved in preparing, printing and distributing sales literature for Investor Shares;

-- costs involved in obtaining whatever information, analyses and reports with respect to market and promotional activities on behalf of the Fund relating to Investor Shares that Berger LLC deems advisable;

-- and such other costs relating to Investor Shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Investor Shares.

                  Such 12b-1 fee payments are to be made by the Fund to Berger LLC with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by Berger LLC in such year; that is, if the distribution expenditures incurred by Berger LLC are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by Berger LLC, and if the distribution expenditures incurred by Berger LLC are more than the total of such payments, the excess is not to be reimbursed to Berger LLC by the Fund.

                  From time to time the Fund may engage in activities which jointly promote the sale of Investor Shares and other funds that are or may in the future be advised or administered by Berger LLC, which costs are not readily identifiable as related to any one fund. In such cases, the Fund's 12b-1 fees may be used to finance the joint promotion of the shares of the Investor Shares, along with the shares of the other fund. Berger LLC allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.


                  The current 12b-1 Plan will continue in effect until the end of April 2001, and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Investor Shares without shareholder approval.

                  For the fiscal year ended September 30, 2000, $_______ was paid to Berger LLC pursuant to the Plan.


OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger LLC due to the ownership interest of Stilwell in both DST and Berger LLC.

                  The Fund and/or its Advisor may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's Advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's Advisor may also enter into arrangements with organizations that solicit clients for the Advisor, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally, the fee paid by the Advisor under such arrangements is based on the value of the referred client's assets managed by the Advisor. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger LLC for its costs in distributing the Fund's Investor Shares.

6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger LLC as the Fund's advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                             BROKERAGE COMMISSIONS


                                               Fiscal Year             Fiscal Year
                                                  Ended                   Ended               Fiscal Year Ended
                                              September 30,           September 30,             September 30,
                                                  2000                    1999                      1998
                                              -------------           -------------           -----------------

BERGER SMALL CAP VALUE FUND                  $  __________            $  1,870,000               $ 567,000


                  The Investment Advisory Agreement authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor. Accordingly, the advisor or sub-advisor does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the advisor or sub-advisor. The Fund's advisor may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings which furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends, and portfolio strategies. Research may be provided orally, in print, or electronically.

These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                    In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the advisor will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the advisor or sub-advisor in the investment decision-making process may be paid for with a Fund's commission dollars. The advisor or sub-advisor pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the advisor or sub-advisor.

                    The Fund's advisor does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An advisor or sub-advisor may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the advisor's or sub-advisor's clients, including the Funds. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The advisor or sub-advisor then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on advisor's or sub-advisor's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Funds' brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.


                  During the fiscal year ended September 30, 2000 of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Fund:



  FUND                                       AMOUNT OF TRANSACTIONS                AMOUNT OF COMMISSIONS
  ----                                       ----------------------                ---------------------

  Berger Small Cap Value Fund                     $__________                               $_______


                  These brokerage and research services received from brokers are often helpful to Berger LLC in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of Berger LLC' advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to Berger LLC in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger LLC in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to Berger LLC, they are not expected to decrease the expenses that Berger LLC would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by Berger LLC from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  Under the Investment Advisory Agreement in effect until February 14, 1997, the advisor was permitted to place the Fund's brokerage with affiliated brokers, subject to adhering to certain procedures adopted by the trustees and subject to obtaining prompt execution or orders at the most favorable net price. In the Brokerage Commissions table above, $138,000 of the brokerage commissions shown for the fiscal year ended September 30, 1997 (which constituted all of the brokerage commissions paid by the Fund for the period January 1, 1997, to February 14, 1997), were paid to PWM, which is also a registered broker-dealer. On February 14, 1997, new arrangements for the Berger Small Cap Value Fund came into effect with shareholder approval and since that time, the trustees have not authorized the Fund's brokerage to be placed with any broker or dealer affiliated with the Advisor or Sub-Advisor, except through DSTS under the circumstances described immediately below.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger LLC due to the ownership interest of Stilwell in both DST and Berger LLC.


                  Included in the brokerage commissions paid by the Fund during the fiscal year ended September 30, 2000, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:


                DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS


                       DSTS                             DSTS                             DSTS
                       Commissions      Reduction in    Commissions      Reduction in    Commissions      Reduction in
                       Paid             Expenses FYE    Paid             Expenses FYE    Paid             Expenses FYE
                       FYE 9/30/00      9/30/00(1)      FYE 9/30/99      9/30/98(1)      FYE 9/30/98      9/30/98(1)
                       -----------      ------------    -----------      ------------    -----------      ------------

Berger Small Cap       $     0          $    0          $     0          $    0          $     0          $    0
Value Fund


(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

                    The Fund's advisor places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the advisor and its clients; and knowledge of other buyers and sellers. The advisor selects the broker for each order based on the factors above, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Funds have also authorized sales of shares of the Funds by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the advisor may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisor will seek the best execution of each transaction.

7.                HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

                    MINIMUM INITIAL INVESTMENTS:
                                  Regular investment                                            $ 2,000
                                  Low Minimum Investment Plan                                   $   100
                    MINIMUM SUBSEQUENT INVESTMENTS:
                                  Regular investment                                            $    50
                                  Automatic investment                                          $    50
                                  Low Minimum Investment Plan
                                  (required monthly automatic investments)                      $   100

                    To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                    Berger Funds
                    P.O. Box 219958
                    Kansas City, MO  64121

                    If a shareholder is adding to an existing account, shares may also be purchased by placing an order by telephone call to the Fund at 1-800-551-5849 or via on-line access, and remitting payment to DST Systems, Inc. Payment for shares ordered on-line must be made by electronic funds transfer. In order to make sure that payment for telephone purchases is received on time, shareholders are encouraged to remit payment by electronic funds transfer. Shareholders may also remit payment for telephone purchases by wire or by overnight delivery.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described above.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material modification. Berger LLC may, at its own risk, waive certain of those procedures and related requirements.

8.                HOW THE NET ASSET VALUE IS DETERMINED


                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.


                  The share price for the Investor Shares of the Fund is determined by adding the Investor Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Investor Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Investor Shares, and then dividing that value by the total number of the Investor Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Investor Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS
                  DISTRIBUTIONS AND TAX TREATMENT

                  This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to a maximum tax rate of 20% and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

                  If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is cancelled, and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the NAV next computed.


                  TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, shareholders of the Fund may be able to deduct (as an itemized deduction) or, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

                  FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under
Section 8.





11.                 TAX-SHELTERED RETIREMENT PLANS

                    The Fund offers several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA and a 403(b) Custodial Account for adoption by employers and individuals who wish to participate in such Plans. For information on other types of retirement plans offered by the Fund, please call 1-800-333-1001 or write to the Fund c/o Berger LLC, P.O. Box 5005, Denver, CO 80217.

PROFIT-SHARING AND MONEY PURCHASE PENSION PLANS

                    Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Fund. All income and capital gains accumulated in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

                    If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your employees' compensation or your earned income. By adopting both the Profit-Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.


                    If you wish to purchase shares of the Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Fund. State Street serves as trustee of the Plan, for which it charges an annual trustee's fee for the Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Fund or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.


                    Distributions from the Profit-Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59-1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70-1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70-1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the Plans is recommended. You should also consult with your tax advisor regarding state tax law implications of participation in the Plans.

                    In order to receive the necessary materials to create a Profit-Sharing or Money Purchase Pension Plan, please write to the Fund, c/o Berger LLC, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-333-1001.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

                    If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you can provide for your own retirement by adopting an IRA. Under an IRA, you can contribute each year up to the lesser of 100% of your compensation or $2,000. If you are married and you file a joint return, you and your spouse together may make contributions totaling up to $4,000 to two IRAs (with no more than $2,000 being contributed to either account) if your joint income is $4,000 or more, even if one spouse has no earned income. If neither you nor your spouse are active participants in an existing qualified retirement plan, or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for Federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, the deductibility of your IRA contributions will be phased out for federal income tax purposes if your income exceeds specified amounts, although the income level at which your IRA contributions will no longer be deductible is higher if only your spouse (but not you) is an active participant. However, whether your contributions are deductible or not, the income and capital gains accumulated in your IRA are not taxed until the account is distributed.

                    If you wish to create an IRA to invest in shares of the Fund, you may use the Fund's IRA custodial agreement form which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee for the Fund and each other Berger Fund and Cash Account Trust Money Market Portfolio in which the IRA is invested.

                    Distributions from an IRA generally may not be made without penalty until you reach age 59-1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70-1/2. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor is recommended. You should also consult with your tax advisor about state taxation of your account.

                    In order to receive the necessary materials to create an IRA account, please write to the Fund, c/o Berger LLC, Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

ROTH IRA

                    If you are an individual with compensation or earned income, you may contribute up to the lesser of $2,000 or 100% of your compensation to a Roth IRA, as long as your income does not exceed a specified income level ($95,000 for single individuals, $150,000 for married individuals filing jointly). A Roth IRA is similar in many respects to a traditional IRA, as described above. However, the maximum amount you may contribute to a Roth IRA is phased out between that income level and a maximum income amount ($110,000 and $160,000, respectively), and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Also, you can make contributions to a Roth IRA even after you reach age 70-1/2, and you are not required to take distributions from a Roth IRA prior to your death.

                    Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59-1/2, for a first time home purchase, or upon death or disability.

                    An individual with an income of less than $100,000 who is not married filing separately can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the fair market value of the existing IRA on the date of the rollover. Please consult your tax advisor concerning Roth IRA rollovers.

403(b) CUSTODIAL ACCOUNTS

                  If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

                  If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. The amount which you may contribute annually under a salary reduction agreement is generally the lesser of $9,500 or your exclusion allowance, which is based upon a specified formula, and other Internal Revenue Code limits apply. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to Federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.

                  Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70-1/2 or the calendar year in which you retire. Except for required distributions after age 70-1/2 and periodic distributions over more than 10 years, distributions are subject to 20% Federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the 403(b) Custodial Account is recommended. You should also consult with your tax advisor about state taxation of your account.

                  Individuals who wish to purchase shares of a Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Funds. IFTC serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee for each Fund or Cash Account Trust Money Market Portfolio in which the participant's account is invested.

                  In order to receive the necessary materials to create a 403(b) Custodial Account, please write to the Berger Funds, c/o Berger LLC, P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

12.                EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

                  A shareholder who owns shares of the Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the shareholder at regular intervals by the Fund in which the shareholder is invested.

                  To establish a Systematic Withdrawal account, the shareholder deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the shareholder's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the shareholder of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

                  Withdrawal payments are not yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of the shareholder's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

                  The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The shareholder may, of course, make additional deposits of Fund shares in the shareholder's account at any time.

                  Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax advisor concerning proper tax treatment of the redemption.

                  Any shareholder may exchange any or all of the shareholder's shares in the Fund for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by the Fund or Berger LLC. Berger LLC is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., via on-line access, or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege may be terminated or amended by the Fund, and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard & Poor's 600 Small Cap Index, the Nasdaq Composite Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Shares of the Fund had no class designations until February 14, 1997, when all of the then-existing shares were designated as Investor Shares and the Fund commenced offering another class of shares. Total return of the Investor Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

                  For the 1-year, 3-year, 5-year and 10-year periods ended September 30, 1999, and for the period from October 21, 1987 (date of first public offering) through September 30, 1999, the average annual total returns for the Investor Shares of the Fund were 24.69%, 18.08%, 17.39%, 13.15% and 14.75%, respectively.

                  Performance data for the Investor Shares include periods prior to the Fund's adoption of class designations on February 14, 1997, and therefore, for those periods, do not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares, which came into effect on that date.





14.               ADDITIONAL INFORMATION

                  The Fund was originally organized in November 1984 as a Delaware corporation. In May 1990, the Fund was reorganized from a Delaware corporation into a Massachusetts business trust known as The Omni Investment Fund (the "Trust"). Pursuant to the Fund's reorganization, the Fund as a series of the Trust assumed all of the assets and liabilities of the Fund as a Delaware corporation, and Fund shareholders received shares of the Massachusetts business trust equal both in number and net asset value to their shares of the Delaware corporation. All references in this SAI to the Fund and all financial and other information about the Fund prior to such reorganization are to the Fund as a Delaware corporation. All references after such reorganization are to the Fund as a series of the Trust. On February 14, 1997, the name of the Trust was changed to Berger Omni Investment Trust and the name of the Fund was changed to the Berger Small Cap Value Fund. The name "Berger Small Cap Value Fund(R)" was registered as a service mark in September 1998.

                  The Trust is authorized to issue an indefinite number of shares of beneficial interest having a par value of $0.01 per share, which may be issued in any number of series. Currently, the Fund is the only series established under the Trust, although others may be added in the future. The shares of each series of the Trust are permitted to be divided into classes. Currently, the Fund issues two classes of shares: The Investor Shares, to which this SAI relates, are available to the general public, subject to the Fund's regular minimum investment requirements as specified in that prospectus (currently $2,000 minimum initial investment). A separate class of shares, Institutional Shares, are offered through a separate prospectus and statement of additional information and are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Institutional Shares are also made available for purchase and dividend reinvestment to all holders of the Fund's shares as of February 14, 1997, when all the Fund's then outstanding shares were designated as Institutional Shares, subject to a minimum account balance requirement of $500.

                  Under the Fund's Declaration of Trust, each trustee will continue in office until the termination of the Trust or his or her earlier death, resignation, incapacity, retirement or removal. Vacancies will be filled by a majority vote of the remaining trustees, subject to the provisions of the Investment Company Act of 1940. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the Investment Company Act of 1940. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Trust, to amend the Declaration of Trust, and on any other matters on which a shareholder vote is required by the Investment Company Act of 1940, the Declaration of Trust, the Trust's bylaws or the trustees.

                  Shareholders of the Fund and, where applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held on matters submitted to a vote of shareholders. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and in such event the holders of the remaining shares will not be able to elect any person as a trustee.

                  Shares of the Fund are fully paid and non-assessable when issued. Dividends, distributions and the residual assets of the Fund in the event of liquidation are distributed to shareholders equally for each outstanding share of the Fund, subject to any applicable distinctions by class. Shares of the Fund have no preemptive rights. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class, or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not required to recognize any transfer until it is recorded on the books.

                  Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. The Fund's Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

                  Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its shareholders, and may require obtaining shareholder approval.

MORE INFORMATION ON SPECIAL FUND STRUCTURE

                  The Fund has divided its shares into classes and has two classes of shares outstanding, the Investor Shares covered by this SAI and the Institutional Shares offered through a separate prospectus and statement of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Institutional Shares are designed for institutional, individual, and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-259-2820.

                   Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL SHAREHOLDERS


                  Insofar as the management of the Fund is aware, as of December 29, 2000, no person owned, beneficially or of record, more than 5% of the outstanding Investor Shares of the Fund, except for the following:



OWNER                                                                       PERCENTAGE
-----                                                                       ----------
Donaldson Lufkin & Jenrette Securities Corporation
No Load Mutual Funds, 14th Flr.                                             ____%(1)
P.O. Box 2052
Jersey City, NJ 07303

Merrill Lynch
Pierce, Fenner & Smith Inc.                                                 ____%
4800 Deer Lake Dr. E.
Jacksonville, FL  32246

Northern Trust Co.
P.O. Box 92956                                                              ____%
Chicago, IL  60675

Charles Schwab & Co., Inc.
101 Montgomery Street                                                       ____%(2)
San Francisco, CA 94104

National Financial Services Corp. ("Fidelity")
200 Liberty St.                                                             ____%(3)
One World Financial Center
New York, NY 10281


(1) In addition, Donaldson Lufkin & Jenrette holds of record 14.70% of the Institutional Shares class of the Fund, which together with its Investor Shares, constitute 10.26% of the Fund's total outstanding shares.

(2) In addition, Charles Schwab & Co., Inc., holds of record 17.35% of the Institutional Shares class of the Fund, which together with its Investor Shares, constitute 18.65% of the Fund's total outstanding shares.

(3) In addition, Fidelity holds of record 6.36% of the Institutional Shares class of the Fund, which together with its Investor Shares, constitute 16.88% of the Fund's total outstanding shares.

Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Fidelity is believed to hold its shares of the Fund as nominee for the benefit of its clients or customers.

DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger LLC. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. David J. Schultz, Chief Financial Officer, Assistant Secretary and Treasurer of the Distributor, is also Vice President and Treasurer of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger LLC for its costs in distributing Fund shares.


OTHER INFORMATION

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.


                  Davis, Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.


INDEPENDENT ACCOUNTANTS


                  [TO BE UPDATED]

FINANCIAL INFORMATION


                  [TO BE UPDATED]


         The above-referenced Annual Report is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge by calling the Fund at 1-800-333-1001.

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           BERGER SMALL CAP VALUE FUND
                   (A SERIES OF BERGER OMNI INVESTMENT TRUST)
                              INSTITUTIONAL SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                      SHAREHOLDER SERVICES: 1-800-960-8427


                  This Statement of Additional Information ("SAI") about the Berger Small Cap Value Fund (the "Fund") Institutional Shares is not a prospectus. It relates to the Prospectus describing the Institutional Shares of the Fund, dated January 29, 2001, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-259-2820.


                  This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund. Institutional Shares are also made available for purchase and dividend reinvestment to all holders of the Fund's shares as of February 14, 1997, when all the Fund's then outstanding shares were designated as Institutional Shares, subject to a minimum account balance of $500.

                  The Fund is a series of Berger Omni Investment Trust, a Massachusetts business trust (the "Trust"). Prior to February 14, 1997, the Fund and the Trust were known as The Omni Investment Fund.


                  [TO BE UPDATED]


                  A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.


                                JANUARY 29, 2001

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                                     CROSS-REFERENCES TO
                                                             PAGE    RELATED DISCLOSURES
SECTION                                                      NO.     IN PROSPECTUS
-------                                                      ----    --------------------
Introduction                                                 1       Table of Contents

1. Investment Strategies and Risks of the Fund               1       Berger Small Cap Value Fund; The Fund's Goal and
                                                                     Principal Investment Strategies; Principal Risks

2. Investment Restrictions                                   8       Berger Small Cap Value Fund; Investment Techniques,
                                                                     Securities and Associated Risks

3. Management of the Fund                                    10      Organization of the Fund

4. Investment Advisor and Sub-Advisor                        14      Organization of the Fund

5. Expenses of the Fund                                      17      Organization of the Fund; Financial Highlights
                                                                     for the Fund

6. Brokerage Policy                                          20      Organization of the Fund

7. How to Purchase and Redeem Shares in the Fund             22      Buying Shares; Selling (Redeeming) Shares;
                                                                     Exchanging Shares

8. How the Net Asset Value is Determined                     23      Your Share Price

9. Income Dividends, Capital Gains Distributions and Tax     24      Distributions and Taxes
   Treatment

10. Suspension of Redemption Rights                          25      Other Information About Your Account

11. Tax-Sheltered Retirement Plans                           26      Tax-Sheltered Retirement Plans

12. Exchange Privilege                                       26      Exchanging Shares

13. Performance Information                                  26      Financial Highlights for the Fund

14. Additional Information                                   27      Organization of the Fund; Special Fund Structure

Financial Information                                        32      Financial Highlights for the Fund

                                  INTRODUCTION

                  The Berger Small Cap Value Fund (the "Fund") is a mutual fund, or an open-end, management investment company. The Fund is a diversified fund. The Fund's investment objective is capital appreciation.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities which are convertible into common stock when the sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-advisor. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above.

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's sub-advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size, and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The advisor's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4 below. Under the IPO allocation procedures of Berger LLC, the Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.


                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Funds may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of a Fund if the depository:
(i) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (ii) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (iii) maintains records that identify the assets of participants, and keep its own assets separated from the assets of participants; (iv) provides periodic reports to participants; and (v) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Funds' primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis, and notifies the Funds of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation, the quality of its services, its financial strength, and insurance or indemnification arrangements, the extent and quality of regulation and independent examination of the depository, its standing in published ratings, its internal controls, and other procedures for safeguarding investments, and any related legal proceedings.


                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  When the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

                  ILLIQUID SECURITIES. The Fund is authorized to invest in securities which are illiquid or not readily marketable because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 10% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. If securities become illiquid following purchase or other circumstances cause more than 10% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the sub-advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 10% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, equity obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services which may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  HEDGING TRANSACTIONS. As described in the Prospectus, the Fund is authorized to make limited use of certain types of options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of options is also subject to policies and procedures which may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the sub-advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the sub-advisor considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire.

                  Use of these instruments by the Fund involves the potential for a loss that, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities. To help ensure that the Fund will be able to meet its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of options and movements in the prices of the securities or positions hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; and (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  The following is additional information concerning the options which the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 10% of the Fund's net assets. The following information should be read in conjunction with the information concerning the Fund's use of options and the risks of such instruments contained in the Prospectus.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis when its sub-advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rates of the Fund are shown in the Financial Highlights table included in the Prospectus. The annual portfolio turnover rates of the Fund have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. Investment changes in the Fund will be made whenever the investment manager deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks will lead to realization of gains, and, possibly, increased taxable distributions to shareholders. The Fund's brokerage policy is discussed further below under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Fund are described in the Prospectus.

                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.

                  The following fundamental restrictions apply to the Fund. The Fund may not:

                  (1) Issue senior securities as defined in the Investment Company Act of 1940;

                  (2) Invest in companies for the purpose of acquiring control or management thereof;

                  (3) Invest or hold securities of any issuer if the officers and trustees of the Fund and its advisor own individually more than one-half (1/2) of 1% of the securities of such issuer or together own more than 5% of the securities of such issuer;

                  (4) Invest in other investment companies, except in connection with a plan of merger, consolidation, reorganization or acquisition of assets, or in the open market involving no commission or profit to a sponsor or dealer (other than a customary broker's commission);

                  (5) Participate on a joint or joint and several basis in any trading account in securities;

                  (6) Purchase securities of any company with a record of less than three (3) years continuous operation (including that of predecessors) if such purchase would cause the cost of the Fund's investments in all such companies to exceed 5% of the Fund's total assets;

                  (7) Invest in securities (except those of the U.S. government or its agencies) of any issuer if immediately thereafter the Fund would then own more than 10% of that issuer's voting securities;

                  (8) Loan cash or portfolio securities, except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase;

                  (9) Borrow money in excess of 5% of the value of its assets and, then, only as a temporary measure for extraordinary or emergency purposes;

                  (10) Pledge, mortgage or hypothecate any of its assets to secure a debt;

                  (11) Purchase or sell real estate or any other interests in real estate (including real estate limited partnership interests);

                  (12) Purchase securities on margin or sell short;

                  (13) Invest in commodities or commodity contracts;

                  (14) Act as an underwriter of securities of other issuers or invest in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933 ("Restricted Securities");

                  (15) Invest more than 10% of the value of its net assets in illiquid securities, including Restricted Securities, securities which are not readily marketable, repurchase agreements maturing in more than seven (7) days, written over-the-counter ("OTC") options and securities used as cover for written OTC options;

                  (16) Invest in oil, gas or mineral leases;

                  (17) Invest more than 5% of the value of its net assets in warrants or more than 2% of its net assets in warrants that are not listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System;

                  (18) Invest more than 25% of the value of its assets, at the time of purchase, in securities of companies principally engaged in a particular industry, although the Fund may as a temporary defensive measure invest up to 100% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies; or

                  (19) With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  In applying the Fund's industry concentration restriction (number (18) above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

                  (1) Only for the purpose of hedging, the Fund may purchase and sell put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in premiums for options. The Fund may only write call options that are covered and only up to 10% of the Fund's net assets.

                  (2) The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  Investment restrictions that involve a maximum percentage of securities or assets will not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund.

3. MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.



         MICHAEL OWEN, c/o Zayed University, Post Office Box 19282, Dubai,
              United Arab Emirates DOB: 1937. Dean, since _______ 2000, of Zayed University. Formerly self-employed as a financial and management consultant, and in real estate development from June 1999 to _____ 2000. From 1993 to June 1999, Dean, and from 1989 to 1993, a member of the Finance faculty, of the College of Business, Montana State University. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger Growth Fund and Berger Large Cap Growth Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

*        JACK R. THOMPSON, 210 University Boulevard, Suite 900, Denver, CO
              80206, DOB: 1949. President and a director since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Growth Fund and Berger Large Cap Growth Fund. President and a trustee since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust. President and Director since June, 1999 (Executive Vice President from February 1999 to June 1999) of Berger LLC. Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) since November 1997. Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through

              October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment advisor) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the of the Janus Aspen Funds from May 1993 through June 1995.


         DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO 80110, DOB:
              1928. President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

         KATHERINE A. CATTANACH, 672 South Gaylord, Denver, CO 80209, DOB: 1945.
              Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

         PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602,
              DOB: 1945. Since October 2000, Executive Officer of DST Systems, Inc. Director (since February 1998) and a Vice President (February 1998 - November 1998) of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Formerly, President, Chief Executive Officer and a director (September 1997 - October 2000) of DST Catalyst, Inc. (international financial markets consulting, software and computer services company, an 81% owned subsidiary of DST Systems, Inc.) Previously (1991 - October 2000), Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions); also (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

         HARRY T. LEWIS, JR., 1600 Broadway, Suite 2400, Denver, CO 80202, DOB:
              1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment

              Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

         WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO 80135, DOB:
              1928. President, Santa Clara LLC (privately owned agriculture company). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

*        JAY  W. TRACEY, CFA, 210 University Boulevard, Suite 900, Denver, CO
              80206, DOB: 1954. Executive Vice President of the Berger Funds (since August, 2000). Executive Vice President and Chief Investment Officer of Berger LLC (since June 2000). Interim co-portfolio manager since June 2000 of the Berger Small Company Growth Fund and the Berger Mid Cap Growth Fund (since June 2000); portfolio manager of the Berger Growth Fund (since August 2000); co-portfolio manager since June 2000 of the Berger Select Fund (since June 2000). Formerly, Vice President and Portfolio Manager at OppenheimerFunds, Inc (September 1994 to May 2000) and Managing Director of Buckingham Capital Management (February 1994 to September 1994) .

*        JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO
              80206, DOB: 1954. Vice President (since November 1998) and Assistant Secretary (since February 2000 and previously from September 1996 to November 1998) and Secretary (November 1998 through January 2000) of the Berger Funds. Vice President (since October 1997), Secretary (since November 1998) and Assistant Secretary (September 1996 through November 1998) with Berger LLC. Vice President and Secretary with Berger Distributors LLC, since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996, Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.


*        DAVID J. SCHULTZ, 210 University Boulevard, Suite 900, Denver, CO
              80206, DOB: 1950. Vice President and Treasurer (since November
              1998) and Assistant Treasurer (September 1996 to November 1998) of the Berger Funds. Vice President (since February 1997) and Controller (since August 1994) with Berger LLC. Chief Financial Officer and Treasurer (since May 1996), Assistant Secretary (since August 1998) and Secretary (May 1996 to August 1998) with Berger Distributors LLC Formerly, Partner with Smith, Brock & Gwinn (accounting firm) from January 1984 to August 1994.


*        ANTHONY R. BOSCH, 210 University Boulevard, Suite 900, Denver, CO
              80206, DOB: 1965. Vice President of the Berger Funds (since February 2000). Vice President (since June 1999) with Berger LLC. Formerly, Assistant Vice President of Federated Investors, Inc. from December 1996 through May 1999, and Attorney with the U.S. Securities and Exchange Commission from June 1990 through December 1996.


*        BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO 80206,
              DOB: 1958. Vice President of the Berger Funds since November 1998. Vice President (since February 1997) and Chief Compliance Officer (since August 1994) with Berger LLC. Chief Compliance Officer with Berger Distributors LLC, since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.

*        JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO 80206,
              DOB: 1967. Assistant Treasurer of the Berger Funds since November 1998. Vice President (since November 1998) and Manager of Accounting (January 1997 through November 1998) with Berger LLC. Formerly, Manager of Accounting (December 1994 through October
              1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.


*        SUE  VREELAND, 210 University Boulevard, Suite 900, Denver, CO 80206,
              DOB: 1948. Secretary of the Berger Funds (since February 2000). Assistant Secretary of Berger LLC and Berger

              Distributors LLC since June 1999. Formerly, Assistant Secretary of the Janus Funds from March 1994 to May 1999, Assistant Secretary of Janus Distributors, Inc. from June 1995 to May 1997 and Manager of Fund Administration for Janus Capital Corporation from February 1992 to May 1999.


----------

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and of the Fund's advisor or sub-advisor.

                  The trustees of the Fund have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION


                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2000. However, trustees of the Fund who are not "interested persons" of the Fund or its advisor or sub-advisor are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                  Set forth below is information regarding compensation paid or accrued during the fiscal year ended September 30, 2000, for each current trustee of the Fund as a director or trustee of the Berger Funds.




                                                                                               AGGREGATE
                                                        AGGREGATE                            COMPENSATION(1)
           NAME AND POSITION                        COMPENSATION FROM                            FROM
           WITH BERGER FUNDS                            THE FUND                            ALL BERGER FUNDS(2)
           -----------------                        ------------------                    ---------------------
Dennis E. Baldwin(3)                                     $______                              $______

Louis Bindner(6)                                         $______                              $______

Katherine A. Cattanach(3)                                $______                              $______

Paul R. Knapp(3)                                         $______                              $______

Harry T. Lewis(3)                                        $______                              $______

Michael Owen(3)                                          $______                              $______

William Sinclaire(3)                                     $______                              $______

Jack R. Thompson(3),(4),(5)                              $______                              $______



(1) Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $______; Katherine A. Cattanach $______; Michael Owen $_____; William Sinclaire $______.

(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (five series), the Berger Institutional Products Trust (four series), the Berger Worldwide Portfolios Trust (one series), the Berger Worldwide Funds Trust (three series) and the Berger Omni Investment Trust (one series).

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.


(4) Interested person of Berger LLC.


(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(6) Resigned as Director and Trustee effective November 17, 2000.


                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that fund.


                  As of December 29, 2000, the current officers and trustees of the Fund as a group owned of record or beneficially less than 1% of the outstanding shares of the Fund and the Trust.


4.                INVESTMENT ADVISOR AND SUB-ADVISOR

BERGER LLC - INVESTMENT ADVISOR

                  Berger LLC, 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to the Fund. Berger LLC is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Berger LLC also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.


                  Berger LLC is a Nevada Limited Liability Company, and has been in the investment advisory business for 26 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $6.1 billion as of December 31, 2000. Berger LLC is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns more than 80% of Berger LLC, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 32% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which executes portfolio trades for the Funds.

                  Stilwell Financial was previously a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). On July 12, 2000, KCSI completed a separation of its transportation and financial services segments through a dividend of stock of Stilwell Financial. On that date, KCSI shareholders received two shares of Stilwell Financial for every KCSI share held as of June 28, 2000. The separation resulted in no change in the management or control of the Funds or the Advisor to the Funds.

THE SUB-ADVISOR

                  Perkins, Wolf, McDonnell & Company (the "Sub-Advisor" or "PWM"), 53 West Jackson Boulevard, Suite 722, Chicago, Illinois 60604, has been engaged as the Fund's investment sub-advisor. The Sub-Advisor was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. The Sub-Advisor is a member of the National Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment adviser with the SEC.

                  PWM was the Fund's investment advisor from the date the Fund commenced operations in 1985 to February 1997. PWM became the investment sub-advisor to the Fund on February 14, 1997, following shareholder approval of a new Sub-Advisory Agreement between the Advisor and the Sub-Advisor. PWM has also been the investment sub-advisor to the Berger Mid Cap Value Fund since it commenced operations in August 1998.

                  Thomas M. Perkins and Robert H. Perkins, as co-investment managers, are responsible for the day-to-day investment management of the Fund. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Robert Perkins owns 49% of PWM. Robert Perkins and Thomas Perkins are brothers. Gregory E. Wolf owns 20% of PWM and serves as its Treasurer and a director.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT


                  Under the Investment Advisory Agreement between the Advisor and the Fund, the Advisor is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                  Investment advisory fees are charged to the Fund according to the following schedule:




          FUND                       AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ----                       ------------------------                -----------
Berger Small Cap Value Fund          First $500 million                          .85%
                                     Next $500 million                           .80%
                                     Over $1 billion                             .75%



                  This fee is accrued daily and payable monthly. The Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                  The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended September 30, 2000:


         FUND                          ADVISOR                INVESTMENT ADVISORY FEE
         ----                          -------                -----------------------
Berger Small Cap Value Fund           Berger LLC                       _____%




                  The Investment Advisory Agreement will continue in effect until April 2001, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Advisor or Sub-Advisor. The Agreement is subject to termination by the Fund or the Advisor on 60 days' written notice, and terminates automatically in the event of its assignment.


                  Under the Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is responsible for day-to-day investment management of the Fund. The Sub-Advisor manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Fund pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.425% of the first $500 million of average daily net assets of the Fund, 0.40% of the next $500 million, and 0.375% of any amount in excess of $1 billion. The Sub-Advisory Agreement provides that the Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  The Sub-Advisory Agreement will continue in effect until April 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Advisor or the Sub-Advisor. The Sub-Advisory Agreement is subject to termination by the Fund or the Sub-Advisor on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

OTHER ARRANGEMENTS BETWEEN THE ADVISOR AND SUB-ADVISOR

                  The Advisor and Sub-Advisor entered into an Agreement, dated November 18, 1996, as amended January 27, 1997, April 8, 1998 and November 17, 1999 (the "November 18 Agreement"), under which, among other things, the Sub-Advisor agreed that, so long as Berger LLC acts as the Fund's Advisor and PWM provides sub-advisory or other services in connection with the Fund, the Sub-Advisor will not manage or provide advisory services to any registered investment company that is in direct competition with the Fund.

                  The November 18 Agreement also provides that if the Sub-Advisory Agreement is terminated before February 14, 2005 (other than for cause), and provided Berger LLC remains as the Fund's Advisor, Berger LLC and PWM will enter into a consulting agreement for PWM to provide consulting services to Berger LLC with respect to the Fund, subject to any requisite approvals under the Investment Company Act of 1940. Under the Consulting Agreement, PWM would provide training and assistance to Berger LLC analysts and marketing support appropriate to the Fund and would be paid a fee at an annual rate of 0.10% of the first $100 million of average daily net assets of the Fund, 0.05% of the next $100 million and 0.02% on any part in excess of $200 million. No part of the consulting fee would be borne by the Fund.

TRADE ALLOCATIONS

                  While investment decisions for the Fund are made independently by the sub-advisor, the same investment decision may be made for a Fund and one or more accounts advised by the advisor or sub-advisor. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the advisor or sub-advisor in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimis allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. While in some cases, this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor or sub-advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING


                  Berger LLC, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a policy regarding personal investing in each of the Codes of Ethics for Berger LLC, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Funds or Berger LLC's other advisory clients. Directors and officers of Berger LLC and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  PWM has adopted a Code of Ethics which is substantially similar to the Code adopted by Berger LLC.

                  In addition to the pre-clearance requirements described above for Berger LLC and Berger Distributors LLC, the policy subjects directors and officers of Berger LLC, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by Berger LLC and the provisions of the policy are subject to interpretation by and exceptions authorized by its board of directors.


5.                EXPENSES OF THE FUND


                  In addition to paying an investment advisory fee to Berger LLC, the Fund pays all of its expenses not assumed by Berger LLC, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of shareholders' meetings, compensation of trustees who are not interested persons of Berger LLC, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Fund.

                  Under a separate Administrative Services Agreement with respect to the Fund, Berger LLC performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2000, Berger LLC did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without shareholder approval.


                  The following table shows the total dollar amounts of advisory fees and administrative services fees paid by the Fund for the periods indicated.

                           Berger Small Cap Value Fund



Fiscal Year Ended        Investment             Administrative         Advisory Fee           TOTAL
September 30,            Advisory Fee(1)        Service Fee(2)         Waiver
-----------------        ---------------        --------------         ------------           ------
2000                     $ _______              $ _________            $   0                  $ _________

1999                     $ 3,996,000            $ 44,000               $   0                  $ 4,040,000

1998                     $ 1,515,000            $ 17,000               $   0                  $ 1,532,000



(1) Effective October 1, 1999, the investment advisory fee charged to the Fund was reduced from .90% to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million and 0.75% in excess of $1 billion.

(2) Effective October 1, 1999, the 0.01% administrative services fee was eliminated.

                  The Fund has appointed State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, MO 64121, as its transfer agent and dividend disbursing agent. Approximately 32% of the outstanding shares of DST are owned by Stilwell.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly base fee plus an asset-based fee. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                  As transfer agent and dividend disbursing agent, DST maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Fund's shareholders; calculates the amount of, and delivers to the Fund's shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $14.00 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's and DST's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information


OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger LLC due to the ownership interest of Stilwell in both DST and Berger LLC.

                  The Fund and/or its Advisor may enter into arrangements with certain brokerage firms and other companies(such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's Advisor or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's Advisor may also enter into arrangements with organizations that solicit clients for the Advisor, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally, the fee paid by the Advisor under such arrangements is based on the value of the referred client's assets managed by the Advisor. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger LLC for its costs in distributing the Fund's Institutional Shares.

6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, Berger LLC as the Fund's advisor is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS



                                          Fiscal Year             Fiscal Year              Fiscal Year
                                             Ended                   Ended                    Ended
                                         September 30,           September 30,             September 30,
                                             2000                    1999                       1998
                                         -------------           -------------             -------------
BERGER SMALL CAP VALUE FUND              $ _________             $  1,870,000                $ 567,000



                  The Investment Advisory Agreement authorizes and directs the advisor to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the advisor to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor. Accordingly, the advisor or sub-advisor does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the advisor or sub-advisor. The Fund's advisor may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings which furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends, and portfolio strategies. Research may be provided orally, in print, or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the advisor will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the advisor or sub-advisor in the investment decision-making process may be paid for with a Fund's commission dollars. The advisor or sub-advisor pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the advisor or sub-advisor.

                  The Fund's advisor does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An advisor or sub-advisor may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the advisor's or sub-advisor's clients, including the Funds. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The advisor or sub-advisor then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on advisor's or sub-advisor's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Funds' brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.


                  During the fiscal year ended September 30, 2000 of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Fund:





FUND                                AMOUNT OF TRANSACTIONS            AMOUNT OF COMMISSIONS
----                                ----------------------            ---------------------
Berger Small Cap Value Fund         $__________                       $ ________


                  These brokerage and research services received from brokers are often helpful to Berger LLC in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of Berger LLC' advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to Berger LLC in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger LLC in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to Berger LLC, they are not expected to decrease the expenses that Berger LLC would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by Berger LLC from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  Under the Investment Advisory Agreement in effect until February 14, 1997, the advisor was permitted to place the Fund's brokerage with affiliated brokers, subject to adhering to certain procedures adopted by the trustees and subject to obtaining prompt execution or orders at the most favorable net price. All the brokerage commissions shown in the Brokerage Commissions table above for the fiscal year ended December 31, 1996, and $138,000 of the brokerage commissions shown in the table for the fiscal year ended September 30, 1997 (which constituted all of the brokerage commissions paid by the Fund for the period January 1, 1997, to February 14, 1997), were paid to PWM, which is also a registered broker-dealer. On February 14, 1997, new arrangements for the Berger Small Cap Value Fund came into effect with shareholder approval and since that time, the trustees have not authorized the Fund's brokerage to be placed with any broker or dealer affiliated with the Advisor or Sub-Advisor, except through DSTS under the circumstances described immediately below.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger LLC due to the ownership interest of Stilwell in both DST and Berger LLC.


                  Included in the brokerage commissions paid by the Fund during the fiscal year ended September 30, 2000, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:


                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS



                      DSTS            Reduction in    DSTS           Reduction in    DSTS            Reduction in
                      Commissions     Expenses FYE    Commissions    Expenses FYE    Commissions     Expenses FYE
                      Paid            9/30/00         Paid           9/30/99         Paid            9/30/98(1)
                      FYE 9/30/00                     FYE 9/30/99                    FYE 9/30/98
                      -----------     ------------    -----------    ------------    -----------     ------------
Berger Small Cap      $     0         $    0          $     0        $    0          $     0         $    0
Value Fund


(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

                  The Fund's advisor places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the advisor and its clients; and knowledge of other buyers and sellers. The advisor selects the broker for each order based on the factors above, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Funds have also authorized sales of shares of the Funds by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the advisor may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisor will seek the best execution of each transaction.

7.                HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

                  Minimum Initial Investment
                  for Institutional Shares:                         $250,000.00

                  Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000. (This requirement is not applicable to shareholder accounts opened prior to February 14, 1997, which met the initial investment minimum in effect for the Fund at the time of their initial purchase.)

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121

                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                  Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases Fund shares directly from the Fund as described above.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material modification. Berger LLC may, at its own risk, waive certain of those procedures and related requirements.


8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.


                  The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS
                  DISTRIBUTIONS AND TAX TREATMENT

                  This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to a maximum tax rate of 20% and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

                  If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is cancelled, and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the NAV next computed.


                  TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, shareholders of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid these taxes and charges, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund holding PFIC shares may differ substantially as compared to a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

                  FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS

                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-259-2820 or write to the Berger Funds c/o Berger LLC, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.

                  The Fund also offers an Automatic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 219958, Kansas City, MO 64121, or call 1-800-960-8427.

12.               EXCHANGE PRIVILEGE

                  Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the other available Berger Funds, without charge, after receiving a current prospectus of the other fund. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., by telephoning the Fund at 1-800-960-8427 or by contacting the Fund online at www.bergerfunds.com. This privilege is revocable by the Fund, and is not available in any state in which the shares of the Berger Fund being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone and online transaction privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard & Poor's 600 Small Cap Index, the Nasdaq Composite Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Shares of the Fund had no class designations until February 14, 1997, when all of the then-existing shares were designated as Institutional Shares and the Fund commenced offering another class of shares. Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

                  For the 1-year, 3-year, 5-year and 10-year periods ended September 30, 1999, and for the period from October 21, 1987 (date of first public offering) through September 30, 1999, the average annual total returns for the Institutional Shares of the Fund were 25.18%, 18.47%, 17.62%, 13.27% and 14.84%, respectively.

14.               ADDITIONAL INFORMATION

                  The Fund was originally organized in November 1984 as a Delaware corporation. In May 1990, the Fund was reorganized from a Delaware corporation into a Massachusetts business trust known as The Omni Investment Fund (the "Trust"). Pursuant to the Fund's reorganization, the Fund as a series of the Trust assumed all of the assets and liabilities of the Fund as a Delaware corporation, and Fund shareholders received shares of the Massachusetts business trust equal both in number and net asset value to their shares of the Delaware corporation. All references in this SAI to the Fund and all financial and other information about the Fund prior to such reorganization are to the Fund as a Delaware corporation. All references after such reorganization are to the Fund as a series of the Trust. On February 14, 1997, the name of the Trust was changed to Berger Omni Investment Trust and the name of the Fund was changed to the Berger Small Cap Value Fund. The name "Berger Small Cap Value Fund(R)" was registered as a service mark in September 1998.

                  The Trust is authorized to issue an indefinite number of shares of beneficial interest having a par value of $0.01 per share, which may be issued in any number of series. Currently, the Fund is the only series established under the Trust, although others may be added in the future. The shares of each series of the Trust are permitted to be divided into classes. Currently, the Fund issues two classes of shares: The Institutional Shares, to which this SAI relates, are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Institutional Shares are also made available for purchase and dividend reinvestment to all holders of the Fund's shares as of February 14, 1997, when all the Fund's then outstanding shares were designated as Institutional Shares, subject to a minimum account balance requirement of $500. A separate class of shares, Investor Shares, are offered through a separate prospectus and statement of additional information and are available to the general public, subject to the Fund's regular minimum investment requirements as specified in that prospectus (currently $2,000 minimum initial investment).

                  Under the Fund's Declaration of Trust, each trustee will continue in office until the termination of the Trust or his or her earlier death, resignation, incapacity, retirement or removal. Vacancies will be filled by a majority vote of the remaining trustees, subject to the provisions of the Investment Company Act of 1940. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the Investment Company Act of 1940. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Trust, to amend the Declaration of Trust, and on any other matters on which a shareholder vote is required by the Investment Company Act of 1940, the Declaration of Trust, the Trust's bylaws or the trustees.

                  Shareholders of the Fund and, where applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held on matters submitted to a vote of shareholders. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and in such event the holders of the remaining shares will not be able to elect any person as a trustee.

                  Shares of the Fund are fully paid and non-assessable when issued. Dividends, distributions and the residual assets of the Fund in the event of liquidation are distributed to shareholders equally for each outstanding share of the Fund, subject to any applicable distinctions by class. Shares of the Fund have no preemptive rights. Fund shares have no subscription rights or conversion rights, except that shareholders of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the shareholder ceases to be eligible to purchase or hold shares of the original class, or becomes eligible to purchase shares of a different class, by reason of a change in the shareholder's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not required to recognize any transfer until it is recorded on the books.

                  Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. The Fund's Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

                  Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its shareholders, and may require obtaining shareholder approval.

MORE ON SPECIAL FUND STRUCTURE

                  The Fund has divided its shares into classes and has two classes of shares outstanding, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate prospectus and statement of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001.

                  Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL SHAREHOLDERS


                  Insofar as the management of the Fund is aware, as of December 29, 2000, no person owned, beneficially or of record, more than 5% of the outstanding Institutional Shares of the Fund, except for the following:




OWNER                                                                      PERCENTAGE
-----                                                                      ----------
Donaldson Lufkin & Jenrette Securities Corporation                          ____%(1)
No Load Mutual Funds, 14th Flr.
P.O. Box 2052
Jersey City, NJ 07303

National Financial Services Corp. ("Fidelity")                              ____%(2)
200 Liberty St.
One World Financial Center
New York, NY 10281

Charles Schwab & Co., Inc.                                                  ____%(3)
101 Montgomery Street
San Francisco, CA 94104

LaCross and Company                                                         ____%
311 Main Street
LaCrosse, WI  54601-3251

(1) In addition, Donaldson Lufkin & Jenrette holds of record 5.19% of the Investor Shares class of the Fund, which together with its Institutional Shares, constitute 10.26% of the Fund's total outstanding shares.

(2) In addition, Fidelity holds of record 28.90% of the Investor Shares class of the Fund, which together with its Institutional Shares constitute 16.88% of the Fund's total outstanding shares.

(3) In addition, Charles Schwab & Co., Inc., holds of record 20.14% of the Investor Shares class of the Fund, which together with its Institutional Shares, constitute 18.65% of the Fund's total outstanding shares.


Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Fidelity is believed to hold its shares of the Fund as nominee for the benefit of its clients or customers.

DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger LLC. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. David J. Schultz, Chief Financial Officer, Assistant Secretary and Treasurer of the Distributor, is also Vice President and Treasurer of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.



                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2000, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger LLC for its costs in distributing Fund shares.

OTHER INFORMATION

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.


                  Davis, Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


                           [TO BE UPDATED]

FINANCIAL INFORMATION


                  [TO BE UPDATED]


         The above-referenced Annual Report is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge by calling the Fund at 1-800-259-2820.

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          BERGER OMNI INVESTMENT TRUST

PART C.    OTHER INFORMATION

ITEM 23.   EXHIBITS

         The Exhibit Index following the signature page below is incorporated herein by reference.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 25.   INDEMNIFICATION.

         Article XII of the Amended and Restated Declaration of Trust of the Registrant, dated April 19, 1990, provides for indemnification of officers and trustees of the Trust against liabilities and expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees or officers undertake to repay the Trust if it is ultimately determined that they are not entitled to indemnification. The Trust has the power to purchase insurance on behalf of its trustees and officers, whether or not it would be permitted or required to indemnify them for any such liability under the Declaration of Trust or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

ITEM 26.   BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER.


         The business of Berger LLC, the investment adviser of the Fund, is described in the Prospectus and in Section 4 of the Statement of Additional Information which are included in this Registration Statement. Information relating to the business and other connections of the officers and directors of Berger Associates (current and for the past two years) is listed in Schedules A and D of Berger LLC's Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated August 23, 2000), which information from such schedules is incorporated herein by reference.

         The business of Perkins, Wolf, McDonnell & Company ("PWM"), sub-advisor to the Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information. Information relating to the business and other connections of the officers and directors of PWM (current and for the past two years) is listed in Schedules A and D of PWM's Form ADV (File No. 801-19974), as filed with the Securities and Exchange Commission on March 28, 2000, which information from such schedules is incorporated herein by reference.

ITEM 27.   PRINCIPAL UNDERWRITER.

         (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter:

Berger Growth Fund, Inc.

Berger Growth and Income Fund, Inc.

Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund

--Berger Balanced Fund
--Berger Select Fund
--Berger Mid Cap Growth Fund
--Berger Mid Cap Value Fund

--Berger Information Technology Fund

Berger Omni Investment Trust
--Berger Small Cap Value Fund

Berger Institutional Products Trust
--Berger IPT - Growth Fund
--Berger IPT - Growth and Income Fund
--Berger IPT - Small Company Growth Fund

--Berger IPT - New Generation Fund
--Berger IPT - International Fund

Berger Worldwide Funds Trust
--Berger International Fund

--International Equity Fund

--Berger International CORE Fund


         (b) For Berger Distributors LLC:


                            Positions and                        Positions and
                            Offices with                         Offices with
      Name                  Underwriter                          Registrant
      ----                  -------------                        -------------
David G. Mertens     President and CEO                         None

David J. Schultz     Chief  Financial Officer, Assistant       Vice President and
                     Secretary and Treasurer                   Treasurer

Brian Ferrie         Vice President and Chief Compliance       Vice President
                     Officer

Janice M. Teague     Vice President and Secretary              Vice President and
                                                               Assistant Secretary

Sue Vreeland         Assistant Secretary                       Secretary

         The principal business address of each of the persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

         (c) Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:


(a) Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

(b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Declaration of Trust; minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.


(c) Certain records relating to day-to-day portfolio management of the Fund are kept at the offices of Perkins, Wolf, McDonnell & Company, 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604.

ITEM 29.   MANAGEMENT SERVICES.

         None.

ITEM 30.   UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 15th day of November, 2000.


                                                  BERGER OMNI INVESTMENT TRUST
                                                  (Registrant)

                                                  By /s/ Jack R. Thompson
                                                    ----------------------------
                                                  Name:  Jack R. Thompson
                                                       -------------------------
                                                  Title: President
                                                        ------------------------




                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                       Title                          Date
         ---------                       -----                          ----
/s/  Jack R. Thompson                President (Principal        November 15, 2000
---------------------------          Executive Officer)
Jack R. Thompson                     and Trustee


/s/  David J. Schultz                Vice President and          November 15, 2000
---------------------------          Treasurer (Principal
David J. Schultz                     Financial Officer)



/s/  John Paganelli                  Assistant Treasurer         November 15, 2000
---------------------------          (Principal Accounting
John Paganelli                       Officer)


Dennis E. Baldwin                    Trustee                     November 15, 2000
---------------------------
Dennis E. Baldwin *


Louis R. Bindner                     Trustee                     November 15, 2000
---------------------------
Louis R. Bindner *


Katherine A. Cattanach               Trustee                     November 15, 2000
---------------------------
Katherine A. Cattanach *


Paul R. Knapp                        Trustee                     November 15, 2000
---------------------------
Paul R. Knapp *


Harry T. Lewis, Jr.                  Trustee                     November 15, 2000
---------------------------
Harry T. Lewis, Jr. *


Michael Owen                         Trustee                     November 15, 2000
---------------------------
Michael Owen *


William Sinclaire                    Trustee                     November 15, 2000
---------------------------
William Sinclaire *


* By: /s/  Jack R. Thompson
     ----------------------
         Jack R. Thompson
         Attorney-in-fact

                          BERGER OMNI INVESTMENT TRUST
                                  EXHIBIT INDEX


N-1A     EDGAR
EXHIBIT  EXHIBIT
NUMBER   NUMBER                     NAME OF EXHIBIT
-------  ----------                 ---------------
(1)      Exhibit 23(a)-1        Amended and Restated Declaration of Trust

(2)      Exhibit 23(b)          Bylaws

         Exhibit 23(c)          Not applicable

(3)      Exhibit 23(d)-1        Form of Investment Advisory Agreement between the
                                Trust and Berger LLC

*(14)    Exhibit 23(d)-1a       Form of Amendment to Investment Advisory Agreement

(4)      Exhibit 23(d)-2        Form of Sub-Advisory Agreement between Berger LLC
                                and Perkins, Wolf, McDonnell & Co.

*(14)    Exhibit 23(d)-2a       Form of Amendment to Sub-Advisory Agreement

(5)      Exhibit 23(e)          Form of Distribution Agreement between the Trust
                                and Berger LLC

         Exhibit 23(f)          Not applicable

(6)      Exhibit 23(g)          Form of Custody Agreement between IFTC and the
                                Trust

(7)      Exhibit 23(h)-1        Form of Administrative Services Agreement for
                                Berger Small Cap Value Fund

(8)      Exhibit 23(h)-2        Form of Recordkeeping and Pricing Agent Agreement
                                between IFTC and the Trust

(9)      Exhibit 23(h)-3        Form of (Transfer) Agency Agreement between IFTC
                                and the Trust

(10)     Exhibit 23(i)          Opinion and consent of Counsel

*        Exhibit 23(j)          Consent of PricewaterhouseCoopers LLP

         Exhibit 23(k)          Not applicable

(11)     Exhibit 23(l)          Investment Letters from Initial Stockholders

(12)     Exhibit 23(m)          Rule 12b-1 Plan for Berger Small Cap Value Fund
                                Investor Shares

(13)     Exhibit 23(o)          Rule 18f-3 Plan for the Berger Small Cap Value
                                Fund


---------


*    To be filed with 485(b) filing.



Filed previously as indicated below and incorporated herein by reference:

(1) Filed as Exhibit 1 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(2) Filed as Exhibit 2 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(3) Filed as Exhibit 5.1 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(4) Filed as Exhibit 5.2 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(5) Filed as Exhibit 6 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(6) Filed as Exhibit 8 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(7) Filed as Exhibit 9.2 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(8) Filed as Exhibit 9.3 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(9) Filed as Exhibit 9.4 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(10) Filed as Exhibit 10 with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed April 30, 1996, and incorporated herein by reference

(11) Filed as Exhibit 13 with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed April 30, 1996, and incorporated herein by reference

(12) Filed as Exhibit 15 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.

(13) Filed as Exhibit 18 with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed December 16, 1996.


(14) Filed as Exhibit number listed with Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed January 28, 2000.